As filed with the Securities and Exchange Commission on March 1, 1999

                                                      Registration No. 333-23549
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                       POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                               AMENDMENT NO. 1                             [X]
                        (Check appropriate box or boxes)

                           PAX WORLD GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                                222 STATE STREET
                            PORTSMOUTH, NH 03801-3853
               (Address of Principal Executive Offices) (Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                  800-767-1729

                           PAX WORLD MANAGEMENT CORP.
                                222 STATE STREET
                            PORTSMOUTH, NH 03801-3853
                          ATTENTION: LAURENCE A. SHADEK
                                 THOMAS W. GRANT
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
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
[X]  Immediately upon filing pursuant to paragraph (b)    [ ]  On (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)    [ ]  On (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)    [ ]  On (date) pursuant to paragraph (a)(2) of
                                                               rule 485
If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1997 was filed on March 31, 1998.

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)


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                  N-1A ITEM NO.                                        LOCATION
                  -------------                                        --------

                                     PART A
Item 1.  Front and Back Cover Pages........................            Front Cover Page; Back Cover Page

Item 2.  Risk/Return Summary: Investments,
         Risks, and Performance............................            (i) Fund Highlights - Investments and Special Considerations;
                                                                       Risk Factors; (ii) Financial Highlights; (iii) How the Fund
                                                                       Invests - Investment Objective and Policies; (iv) How the
                                                                       Fund Invests - Investments and Special Considerations; Risk
                                                                       Factors; (v) How the Fund Invests - Hedging and Return
                                                                       Enhancement Strategies; (vi) How the Fund Invests -
                                                                       Investment Restrictions; (vii) How the Fund Calculates
                                                                       Performance

Item 3.  Risk/Return Summary: Fee Table....................            Not Applicable

Item 4.  Investment Objectives, Principal Investment
         Strategies, and Related Risks.....................            (i) Fund Highlights - What is the Fund's Investment
                                                                       Philosophy?; (ii) Fund Highlights - What is the Fund's
                                                                       Investment Objective?; (iii) Fund Highlights - Investments
                                                                       and Special Considerations; Risk Factors; (iv) Financial
                                                                       Highlights; (v) How the Fund Invests - Investment Objective
                                                                       and Policies; (vi) How the Fund Invests - Investments and
                                                                       Special Considerations; Risk Factors; (vii) How the Fund
                                                                       Invests - Hedging and Return Enhancement Strategies; (viii)
                                                                       How the Fund Invests - Investment Restrictions; (ix) How the
                                                                       Fund Calculates Performance

Item 5.  Management's Discussion of Fund
         Performance........................................           Not Applicable

Item 6.  Management, Organization, and Capital
         Structure..........................................           (i) Fund Highlights - Who Manages the Fund?; (ii) Fund
                                                                       Highlights - Who Advises the Fund?; (iii) Fund Highlights -
                                                                       Who Distributes the Fund's Shares?; (iv) Fund Highlights -
                                                                       How are Dividends and Distributions Paid?; (v) Fund Expenses;
                                                                       (vi) Management of the Fund; (vii) General Information;

Item 7.  Shareholder Information............................           Shareholder Guide

Item 8.  Distribution Arrangements..........................           (i) Fund Highlights - Who Distributes the Fund's Shares?;
                                                                       (ii) Management of the Fund - Distribution; (iii) Shareholder
                                                                       Guide - How to Purchase Shares

Item 9.  Financial Highlights Information...................           Financial Highlights

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                                     PART B
Item 10.  Cover Page and Table of Contents..................           Cover Page; Table of Contents

Item 11.  Fund History......................................           (i) Management of the Fund; (ii) Adviser; Sub-Adviser

Item 12.  Description of the Fund and
          Its Investments and Risks.........................           (i) Investment Objective and Policies; (ii) Investments and
                                                                       Special Considerations; Risk Factors; (iii) Investment
                                                                       Restrictions

Item 13.  Management of the Fund............................           (i) Management of the Fund; (ii) Adviser; Sub- Adviser

Item 14.  Control Persons and Principal Holders of
          Securities........................................           (i) Management of the Fund; (ii) Adviser; Sub-Adviser

Item 15.  Investment Advisory and Other
          Services..........................................           (i) Management of the Fund; (ii) Adviser; Sub- Adviser; (iii)
                                                                       Distribution; (iv) Custodian, Transfer and Dividend
                                                                       Disbursing Agent and Independent Accountants; (v) Portfolio
                                                                       Transactions and Brokerage

Item 16.  Brokerage Allocation and Other
          Practices.........................................           Portfolio Transactions and Brokerage

Item 17.  Capital Stock and Other Securities................           Purchase, Redemption and Exchange of Fund Shares

Item 18.  Purchase, Redemption and Pricing
          of Shares.........................................           (i) Purchase, Redemption and Exchange of Fund Shares; (ii)
                                                                       Net Asset Value

Item 19.  Taxation of the Fund..............................           Taxes

Item 20.  Underwriters......................................           Distribution

Item 21.  Calculation of Performance Data...................           Performance Information

Item 22.  Financial Statements..............................           Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                         PROSPECTUS DATED MARCH 1, 1999
                           PAX WORLD GROWTH FUND, INC.
                             A LOW-LOAD GROWTH FUND
                   222 STATE STREET, PORTSMOUTH, NH 03801-3853
                FOR SHAREHOLDER ACCOUNT INFORMATION: 800-372-7827
               PORTSMOUTH, NH OFFICE: 800-767-1729 / 603-431-8022
                         WEBSITE: HTTP://WWW.PAXFUND.COM

     Pax World Growth Fund, Inc. (the "Fund") is an open-end, diversified management investment company which seeks investments in companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors (a copy of which may be obtained from the Office of the Secretary, Department of Defense, Washington, D.C. 20310) if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products. See "Fund Highlights -- What is the Fund's Investment Philosophy?" at page 4; and "How the Fund Invests -- Investment Objective and Policies" at page 10.

     The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental. Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000 in market capitalization. The Fund may also invest in (i) equity securities of other companies including foreign issuers,
(ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. There can be no assurance that the Fund's investment objective will be achieved. See "Fund Highlights -- What is the Fund's Investment Philosophy?" at page 4; and "How the Fund Invests -- Investment Objective and Policies" at page 10. The Fund's address is 222 State Street, Portsmouth, NH 03801-3853 and its telephone number is 800-767-1729 (toll-free).

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the date hereof, and in the Fund's annual and semi-annual reports to shareholders, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Fund at the address or telephone number noted above or by visiting the Fund's web site at www.paxfund.com. In addition, you will find in the Fund's annual report a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Fund's annual and semi-annual reports to shareholders, and other reports and information regarding the Fund which have been filed electronically with the SEC.

Investors are advised to read the Prospectus and retain it for future reference.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Some prospective purchasers of Fund shares may be effecting transactions through a securities broker-dealer which may result in transaction and other fees and charges, including postage and handling charges, by such broker-dealer in addition to the sales charge imposed by the Fund. Such transaction and other fees and charges (other than the sales charge imposed by the Fund) would not be incurred if such purchase transaction is made directly with the Fund.

                                TABLE OF CONTENTS
                                                                       Page

FUND HIGHLIGHTS........................................................   3
     What is the Pax World Growth Fund?................................   3
     What is the Fund's Investment Philosophy?.........................   4
     What is the Fund's Investment Objective?..........................   4
     Investments and Special Considerations; Risk Factors..............   4
     Who Manages the Fund?.............................................   5
     Who Advises the Fund?.............................................   5
     Who Distributes the Fund's Shares?................................   6
     What is the Minimum Investment?...................................   6
     How Do I Purchase Shares?.........................................   6
     How Do I Sell My Shares?..........................................   7
     How Are Dividends and Distributions Paid?.........................   7
FUND EXPENSES..........................................................   7
FINANCIAL HIGHLIGHTS...................................................   8
RISK/RETURN BAR CHART AND TABLE........................................   9
HOW THE FUND INVESTS...................................................  10
     Investment Objective and Policies.................................  10
     Investments and Special Considerations; Risk Factors..............  11
         Corporate and Other Debt-Securities...........................  11
         Convertible Securities........................................  11
         Equity-Related Securities.....................................  12
         Foreign Securities............................................  12
         Illiquid and Restricted Securities............................  12
         Portfolio Turnover............................................  13
         Repurchase Agreements.........................................  13
         Short Sales Against-the-Box...................................  13
         U.S. Government Agency and/or Instrumentality Securities......  13
         When-Issued and Delayed Delivery Securities...................  14
         Borrowing for Leverage........................................  14
     Hedging and Return Enhancement Strategies.........................  15
         Option Transactions...........................................  15
     Investment Restrictions...........................................  16
MANAGEMENT OF THE FUND.................................................  16
     Officers and Directors............................................  16
     Adviser; Sub-Adviser..............................................  16
     Distribution......................................................  18
     Custodian and Transfer and Dividend Disbursing Agent..............  19
HOW THE FUND VALUES ITS SHARES.........................................  19
HOW THE FUND CALCULATES PERFORMANCE....................................  20
TAXES, DIVIDENDS AND DISTRIBUTIONS.....................................  20
     Taxation of the Fund..............................................  20
     Taxation of Shareholders..........................................  20
     Withholding Taxes.................................................  21
     Dividends and Distributions.......................................  21
GENERAL INFORMATION....................................................  21
     Incorporation.....................................................  21

     Description of Common Stock.......................................  22
     Shareholder Meetings..............................................  22
SHAREHOLDER GUIDE......................................................  22
     How to Purchase Shares............................................  22
         In General....................................................  22
         Investing by Mail.............................................  23
         Investing by Telephone........................................  23
         Investing by Wire Transfer....................................  24
         Waiver of Sales Charges.......................................  24
     How to Sell Your Shares...........................................  25
         In General....................................................  25
         Redemptions by Written Request................................  25
         Redemptions by Telephone......................................  26
         Involuntary Redemptions.......................................  26
     How to Exchange Your Shares.......................................  26
         In General....................................................  26
         Exchanges by Mail.............................................  26
         Exchanges by Telephone........................................  27
     Shareholder Services..............................................  27
         Automatic Reinvestment of Dividends and/or
         Distributions Without a Sales Charge..........................  27
         Automatic Investment Plan.....................................  27
         Tax-Deferred Retirement Plans.................................  27
         Systematic Withdrawal Plans...................................  28
         Reports to Shareholders.......................................  28
         Shareholder Inquiries.........................................  28
THE PAX WORLD FUND FAMILY..............................................  28
ADDITIONAL INFORMATION.................................................  28


                                 FUND HIGHLIGHTS

     The  following  summary  is  intended  to  highlight  certain   information
contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

WHAT IS THE PAX WORLD GROWTH FUND?

     The Pax World Growth Fund is a mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective. Technically, the Fund is an open-end, diversified, low-load management investment company.

WHAT IS THE FUND'S INVESTMENT PHILOSOPHY?

     The Fund endeavors through its investment philosophy to make a contribution to world peace through investment in companies producing goods and services that improve the quality of life. Thus, the Fund has adopted the name Pax World to denote this endeavor. The Fund's portfolio will consist primarily of companies located in the United States.

     The  policy of the Fund is to  invest  in  securities  of  companies  whose business is essentially directed toward non-military activities, and which produce goods and provide services that improve the quality of life. For example, the Fund seeks to invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retail, technology and telecommunications, among others.

     The Fund seeks investments in companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products. See "How the Fund Invests --Investment Objective and Policies" at page 10.


WHAT IS  THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental. See "How the Fund Invests -- Investment Objective and Policies" at page 10.


INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS

     Under normal market conditions, the Fund anticipates that at least seventy-five percent (75%) of its total assets will consist of equity securities of companies that exceed $200,000,000 in market capitalization. The Fund may also invest in (i) other equity securities including securities of foreign issuers, (ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. See "How the Fund Invests -- Investment Objective and Policies" at page 10. Investing in securities of foreign companies involves certain risks and considerations not typically associated with investments in domestic companies. See "How the Fund Invests -- Investments and Special Considerations; Risk Factors" at page 11.

WHO MANAGES THE FUND?

     The officers of the Fund are responsible for the day-to-day operations of the Fund and the Board of Directors of the Fund is responsible for the general policy of the Fund. The Board of Directors meets four times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of the Fund. Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus a fee of $300.00 to affiliated directors and $1,000.00 to unaffiliated directors.


WHO ADVISES THE FUND?

     Pursuant to an Advisory Agreement entered into between the Fund and Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objective, investment program and policies. In the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000.

     Pursuant to a Sub-Advisory Agreement entered into between the Adviser and H.G. Wellington Capital Management, a division of H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund and assists in determining what securities and other instruments are purchased and sold for the Fund and in obtaining and evaluating financial data relevant to the Fund. In the event that the average daily net assets of the Fund are less than $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000; in the event that average daily net assets of the Fund are equal to or in excess of $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average daily net assets up to and including $25,000,000 and one-quarter of one percent (.25%) of average daily net assets in excess of $25,000,000, but in no event to exceed the annual sum of $250,000 net of expenses.

     Mr. Robert P. Colin, an employee of the Adviser and Sub-Adviser, is the Portfolio Manager of the Fund and the Portfolio Co-Manager of the Pax World Fund, Incorporated (the "Pax World Fund"). He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration -- finance from New York University. Mr. Colin joined H.G. Wellington Capital Management, a division of the Sub-Adviser, in 1991 as a Senior Vice President and Senior Portfolio Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager and Director of Research. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

     Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.

WHO DISTRIBUTES THE FUND'S SHARES?

     The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties under the Plan would be discontinued.

     Pursuant to the Plan, the Fund has entered into a Distribution Agreement (the "Distribution Agreement") with H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"), of which the Sub-Adviser is a division. Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal.


WHAT IS THE MINIMUM INVESTMENT?

     The minimum initial investment is $250.00; the minimum subsequent investment is $50.00. There is no minimum investment, however, for SIMPLE IRAs and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code. See "Shareholder Guide -- How to Purchase Shares" at page 22 and "Shareholder Guide -- Shareholder Services" at page 27.


HOW DO I PURCHASE SHARES?

     You may purchase shares of the Fund directly from the Fund, through its transfer agent, PFPC, Inc. (the "Transfer Agent"), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent, plus a front-end sales charge of up to two and one-half percent (2.5%). No sales charges are imposed on shares of the Fund purchased upon (i) the exchange of shares of the Pax World Fund or the Pax World Money Market Fund, Inc. (the "Pax World Money Market Fund") or (ii) the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of a sales charge, by certain investors, including certain pension, profit-sharing or other employee benefit plans. See "Shareholder Guide -- How to Purchase Shares" at page 22; and "How The Fund Values its Shares" at page 19.

HOW DO I SELL MY SHARES?

     You may redeem your shares at any time at the NAV next determined after the Transfer Agent receives your sell order. See "Shareholder Guide -- How to Sell Your Shares" at page 25.


HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

     The Fund expects to pay dividends of net investment income semi-annually and distributions of net capital gains at least annually. Dividends and distributions will be automatically reinvested in additional shares of the Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 20.


                                  FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1):
Maximum Sales Load Imposed on Purchases (as a percentage of
     offering price)...................................................    2.5%
Maximum Sales Load Imposed on Reinvested Dividends and Other
     Distributions (as a percentage of offering price).................      0%
Maximum Deferred Sales Load (as a percentage of original
     purchase price or redemption proceeds, as applicable).............      0%
Redemption Fees (as a percentage of amount redeemed, if applicable)....      0%
Exchange Fees (as a percentage of average net assets)..................      0%

ANNUAL FUND NET OPERATING EXPENSES(2) (AS A PERCENTAGE OF AVERAGE
     NET ASSETS) AS OF DECEMBER 31, 1998:
      Management Fee...................................................      0%
      12b-1 Fees.......................................................   0.25%
      Other Expenses...................................................   1.37%
Total Fund Net Expenses(2).............................................   1.62%

(1) Pursuant to the rules of the National Association of Securities Dealers, Inc., the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Fund rather than on a per shareholder basis.

(2) Total expenses, net of expenses assumed by the Adviser.


   Example:                                                1 Year      3 Years

   You would pay the following expenses on a
   $1,000.00 investment,  assuming (1)5% annual
   return and (2) redemption at the end of each
   time period:.........................................   $16.20      $50.22

As noted in the table above, the Fund charges no redemption fees.

     THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" at page 16. "Other Expenses" include operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees, and is based on actual amounts for the fiscal period ended December 31, 1998.

                              FINANCIAL HIGHLIGHTS

     The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).

                                                                                  Period June 9, 1997
                                                                                 (the date operations
                                                                Year Ended           commenced) to
                                                             December 31, 1998     December 31, 1997
                                                             -----------------     -----------------

   Net asset value, beginning of period....................     $   9.66               $  10.00
                                                                --------               --------

         Gain (loss) from investment operations
         Investment (loss), net............................        (.04)                  (.01)
         Realized and unrealized gain (loss) on
            investments, net...............................         1.51                  (.33)
                                                                --------               --------

               Gain (loss) from investment operations......         1.47                  (.34)
                                                                --------               --------

Net asset value, end of period.............................     $  11.13               $   9.66
                                                                --------               --------

2.  TOTAL RETURN ..........................................       15.22%                (3.40)%
3.  RATIOS AND SUPPLEMENTAL DATA

      Ratio of total expenses to average net
         assets (A)(B).....................................        1.62%                  1.49%

      Ratio of investment (loss), net, to average net
         assets (A)........................................       (.61)%                 (.56)%

      Portfolio turnover rate..............................       96.72%                 50.79%

      Net assets, end of period ('000s)....................     $ 12,372               $  4,605

      Number of capital shares outstanding, end
         of period ('000s).................................        1,112                    477

(A) These  ratios for the period ended  December 31, 1997 have been  annualized.
(B) Total expenses, net of expenses assumed by the Adviser.

                  [GRAPHIC CHART OMITTED -- PLOT POINTS BELOW]

                             RISK/RETURN BAR CHART*

                             11.30%                           15.22%
                  6-11-97 to 12-31-98 cumulative              1998


HIGHEST & LOWEST RETURN QUARTER - SINCE INCEPTION*

4th quarter 1998:    25.76%
3rd quarter 1998:   -14.82%

*THE FUND'S FRONT-END SALES LOAD IS NOT REFLECTED IN THE BAR CHART AND RETURN QUARTER TABLE ABOVE. IF THIS AMOUNT WERE REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


RISK/RETURN TABLE, AS OF 12/31/98

                              PAX WORLD GROWTH FUND**   LIPPER MID-CAP INDEX

    1 year                            12.31%                    12.16%
    6-11-97 to 12-31-98 average        5.38%                    16.50%

**THE 2.5% FRONT-END SALES LOAD IS DEDUCTED FROM THE FUND'S RETURN FIGURES IN THE RISK/RETURN TABLE ABOVE.


The information set forth in the bar chart and table above provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from period to period and by showing how the Fund's average annual returns for 1 year and life-of-fund compare with the Lipper Mid-Cap
Index, a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

                              HOW THE FUND INVESTS


INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

     Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000 in market capitalization. Stocks will be selected on a company-by-company basis primarily through the use of fundamental analysis. The Fund's Adviser looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and which are, in the judgment of the Adviser, attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management.

     The Fund may also invest in (i) equity securities of other companies that are undergoing changes in management or product and marketing dynamics that have not yet been reflected in reported earnings but that are expected to impact earnings in the intermediate-term -- these securities often lack investor recognition and are often favorably valued, (ii) other equity-related securities, (iii) equity securities of foreign issuers, (iv) investment grade fixed-income securities, and (v) obligations issued or guaranteed by U.S. or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies.

     The Fund reserves the right to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars), in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.

     Consistent with its social criteria, the Fund will seek investments in companies that produce goods and services that improve the quality of life and are not to any degree engaged in manufacturing defense or weapons-related products. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, publishing, retail, technology and telecommunications, among others. The Fund will endeavor (but is not required) to invest in companies which have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies and administrative practices is available to the Fund.

     The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products.

     In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.

     If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

     The Fund's investment objective is a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act. Investment policies that are not fundamental may be modified by the Board of Directors.

     SHAREHOLDERS SHOULD UNDERSTAND THAT ALL INVESTMENTS INVOLVE RISK AND THERE CAN BE NO GUARANTEE AGAINST LOSS RESULTING FROM AN INVESTMENT IN THE FUND, NOR CAN THERE BE ANY ASSURANCE THAT THE FUND'S INVESTMENT OBJECTIVE WILL BE ATTAINED. See "Investment Objective and Policies" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll- free).


INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS

CORPORATE AND OTHER DEBT SECURITIES

     The Fund may invest in investment grade corporate and other debt obligations of domestic and foreign issuers. Bonds and other debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Investment grade debt securities are rated within the four highest quality grades as determined by Moody's Investors Service (Moody's) (currently Aaa, Aa, A and Baa for bonds), or Standard & Poor's Ratings Group (S&P) (currently AAA, AA, A and BBB for bonds), or by another nationally recognized statistical rating organization or, in unrated securities which are, in the opinion of the Adviser, of equivalent quality.

CONVERTIBLE SECURITIES

     A convertible security can be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation dependent upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). The price of a convertible security is influenced, in part, by the market value of the security's underlying stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

EQUITY-RELATED SECURITIES

     The Fund may invest in equity-related securities. Equity-related securities are common stock, preferred stock, rights, warrants and debt securities or preferred stock which are convertible or exchangeable for common stock or preferred stock. See "Convertible Securities" above.

FOREIGN SECURITIES

     While the Fund intends to invest primarily in domestic securities, it may invest in foreign securities. Investors in the Fund should be aware that foreign securities involve certain risks, including political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by domestic companies or issued or guaranteed by U.S. or foreign government instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.

     Additional costs could be incurred in connection with any international investment activities engaged in by the Fund. Foreign brokerage commissions are generally higher than U.S. brokerage commissions. Increased custodian costs as well as administrative difficulties may also be involved.

     If a security is denominated in a foreign currency, it will be affected by changes in currency exchange rates and in exchange control regulations, and costs may be incurred in connection with conversions between currencies. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although the Fund may receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Fund is required to distribute is not immediately reduced by the decline in such currency.

ILLIQUID AND RESTRICTED SECURITIES

     The Fund may invest up to ten percent (10%) of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven (7) days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period. See "Investments and Special Considerations; Risk Factors -- Illiquid and Restricted Securities" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

PORTFOLIO TURNOVER

     While as a matter of policy, the Fund will try to limit the turnover of its portfolio, it is possible that, as a result of the Fund's investment policies and social criteria, its portfolio turnover rate may exceed seventy-five percent (75%), although the rate is not expected to exceed one hundred percent (100%). High portfolio turnover (over one hundred percent (100%)) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free). In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income. See "Taxes, Dividends and Distributions" at page 20.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. See "Investments and Special Considerations; Risk Factors -- Repurchase Agreements" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

SHORT SALES AGAINST-THE-BOX

     The Fund may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

U.S. GOVERNMENT AGENCY AND/OR INSTRUMENTALITY SECURITIES

     The Fund may invest in securities issued or guaranteed by U.S. agencies or instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency. See "Investments and Special Considerations; Risk Factors -- U.S. Government Agency and/or Instrumentality Securities" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

     In connection with its commitment to assist in the development of housing, the Fund may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation certificates. These certificates are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees.

     Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. See "Investments and Special Considerations; Risk Factors -- U.S. Government Agency and/or Instrumentality Securities" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may  purchase  or sell  securities  on a  when-issued  or  delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place a month or more in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. While the Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), the Fund's custodian, will maintain, in a segregated account of the Fund, cash or other liquid high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; the Custodian will likewise segregate securities sold on a delayed delivery basis. See "Investment Objective and Policies; Risk Factors -- When-Issued and Delayed Delivery Securities" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

BORROWING FOR LEVERAGE

     From time to time, the Fund may borrow up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. Such borrowings may subject the Fund to greater risks and costs than mutual funds that do not borrow. For example, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell such investments in order to comply with the capital coverage requirements of the Investment Company Act, which require the value of the Fund's assets, less its liabilities other than borrowings, to be equal to at least three hundred percent (300%) of all borrowings including the proposed borrowing. In addition, because interest on money the Fund borrows is an expense of the Fund, the Fund's expenses may increase more than the expenses of mutual funds that do not borrow and the NAV per share of the Fund may fluctuate more than the NAV per share of mutual funds that do not borrow. See "Investment Objective and Policies; Risk Factors -- Borrowing for Leverage" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


HEDGING AND RETURN ENHANCEMENT STRATEGIES

     The Fund may also engage in various portfolio strategies to reduce certain risks of its investments and to attempt to enhance return. These strategies currently include the use of options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objective and Policies," "Investments and Special Considerations; Risk Factors" and "Taxes" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free). New financial products and risk management techniques continue to be developed and the Fund may use these new products and techniques to the extent consistent with its investment objective and policies.

OPTION TRANSACTIONS

     The Fund may  purchase  and  write  (i.e.,  sell) put and call  options  on securities, stock indices and currencies that are traded on U.S. or foreign securities exchanges or in the over-the-counter market to enhance return or to hedge the Fund's portfolio. These options may be on equity securities, stock indices (e.g., S&P 500) and foreign currencies. The Fund may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. The Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Investments and Special Considerations; Risk Factors --Options on Securities" and "Investments and Special Considerations; Risk Factors -- Options on Securities Indices" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

     A call option gives the purchaser, in exchange for a premium paid, the right, for a specified period of time, to purchase the securities or currency subject to the option at a specified price (the exercise price or strike price). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When the Fund writes a call option, the Fund gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

     A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Fund might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     The Fund will write only "covered" options. An option is covered if the Fund owns, while obligated under the option, an offsetting position in the underlying security or currency or maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value sufficient at all times to cover its obligations in a segregated account. See "Investments and Special Considerations; Risk Factors -- Options on Securities" and "Investments and Special Considerations; Risk Factors -- Options on Securities Indices" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


INVESTMENT RESTRICTIONS

     The Fund is subject to certain investment restrictions which, like its investment objective, constitute fundamental policies. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting securities (which is defined as the vote at a special or annual meeting of the shareholders of the Fund, duly called, (i) of sixty-seven percent (67%) of the voting securities present at such meeting if the holders of more than fifty percent (50%) of the outstanding voting securities are present or represented by proxy, or (ii) of more than fifty percent (50%) of the outstanding voting securities, whichever is less). See "Investment Restrictions" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 toll-free).


                             MANAGEMENT OF THE FUND


OFFICERS AND DIRECTORS

     The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's Board of Directors, in addition to overseeing the Adviser and Sub-Adviser, decides upon matters of general policy. The Fund's Adviser and Sub-Adviser furnish daily investment advisory services. Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 to affiliated directors and $1,000.00 to unaffiliated directors. See "Management of the Fund" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


ADVISER; SUB-ADVISER

     Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser"), is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory
Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. As of December 31, 1998, the Adviser had over $863,000,000 in assets under management by virtue of serving as the adviser to the Fund, the Pax World Fund, and the Pax World Money Market Fund. The Adviser has no clients other than the Fund, the Pax World Fund and the Pax World Money Market Fund, a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund, although the Adviser may undertake to advise other clients in the future.

     Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000.

     The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1-1/2%) of the average daily net assets of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and
(vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. In 1998, the Adviser was required to supply and assume a total of $286,966 for such services.

     H. G. Wellington Capital Management, a division of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser"), is the sub-adviser to the Fund. H. G. Wellington & Co., Inc. was incorporated in 1984 under the laws of the State of Delaware and is also a registered broker-dealer.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average daily net assets of the Fund are less than $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000; in the event that average daily net assets of the Fund are equal to or in excess of $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average daily net assets up to and including $25,000,000 and one-quarter of one percent (.25%) of average daily net assets in excess of $25,000,000, but in no event to exceed the annual sum of $250,000 net of expenses.

     Thomas W. Grant, the President of the Adviser, is also the President of the Sub-Adviser (which is a division of the Distributor) and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty-six years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Sub-Adviser (which is a division of the Distributor), and, together with members of his family, own a twenty-six and sixty-seven one hundredths percent (26.67%) interest in the Sub-Adviser. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes twelve years as a limited partner and Account Executive with the firm Moore & Schley. Each of Mr. Grant and Mr. Shadek serves as a member of the Board of Directors of the Fund.

     Mr. Robert P. Colin, an employee of the Adviser and Sub-Adviser, is the Portfolio Manager of the Fund and the Portfolio Co-Manager of the Pax World Fund. He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration -- finance from New York University. Mr. Colin joined the Sub-Adviser in 1991 as a Senior Vice President and Senior Portfolio Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager and Director of Research. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

     Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.

     The Adviser and Sub-Adviser are responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Sub-Adviser and its affiliates. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


DISTRIBUTION

     The Fund maintains a distribution expense plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of
 .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or (b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties under the Plan would be discontinued.

     Pursuant to the Plan, the Fund has entered into a Distribution Agreement with the Distributor, of which the Sub-Adviser is a division. Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal. See "Distribution" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), serves as the custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund.

     PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Fund and in those capacities maintains certain books and records for the Fund. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930.


                         HOW THE FUND VALUES ITS SHARES

     The Fund's net asset value per share or NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The Board of Directors of the Fund has fixed the specific time of day for the computation of the Fund's NAV to be as of 4:15 P.M., New York time.

     Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

     The Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. The New York Stock Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. See "Net Asset Value" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

                       HOW THE FUND CALCULATES PERFORMANCE

     From time to time, the Fund may advertise its total return (including "average annual" total return and "aggregate" total return) in advertisements or sales literature. These figures are based on historical earnings and are not intended to indicate future performance. The "total return" shows how much an investment in the Fund would have increased (decreased) over a specified period of time (i.e., one, five, or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The "aggregate" total return reflects actual performance over a stated period of time. "Average annual" total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. "Average annual" total return smooths out variations in performance and takes into account any applicable sales charges. Neither "average annual" total return nor "aggregate" total return takes into account any federal or state income taxes which may be payable upon redemption. The Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., and other industry publications, business periodicals and market indices. See "Performance Information" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free). Further performance information will be contained in the Fund's annual and semi-annual reports to shareholders, which will be available without charge. See "Shareholder Guide -- Shareholder Services" at page 27.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS

TAXATION OF THE FUND

     The Fund is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Accordingly, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, that it distributes to its shareholders.


TAXATION OF SHAREHOLDERS

     All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to the shareholder whether or not reinvested. Any net long-term capital gains distributed to shareholders will be taxable as such to the shareholder, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum federal long-term capital gains rate for individual shareholders is currently twenty percent (20%), and the maximum federal tax rate for ordinary income is currently thirty-nine and six-tenths percent (39.6%).

     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as (i) long-term capital gain or loss if the shares have been held more than twelve (12) months and (ii) otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six (6) months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder.

WITHHOLDING TAXES

     Under U.S. Treasury Regulations, the Fund is required by federal law to withhold and remit to the U.S. Treasury thirty-one percent (31%) of dividend, capital gain income and redemption proceeds, payable on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law. In connection with this withholding requirement, therefore, a purchaser of the Fund's shares will be asked to certify on the Fund's application that the Social Security or tax identification number provided is correct and that such purchaser is not subject to thirty-one percent (31%) back-up withholding for previously underreporting to the Internal Revenue Service.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll- free).


DIVIDENDS AND DISTRIBUTIONS

     The Fund expects to pay dividends on net investment income, if any, semi-annually and to make distributions of any capital gains in excess of net long-term capital losses at least annually. Dividends and distributions will be paid in additional Fund shares, based on the NAV at the close of business on the ex-dividend date or such other date as the Board of Directors may determine, unless the shareholder elects in writing not less than five (5) days prior to the ex-dividend date to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Such election should be submitted to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930. The Fund will notify each shareholder after the close of the Fund's taxable year of both the dollar amount and the taxable status of that year's dividends and distributions on a per share basis.

     When the Fund goes "ex-dividend", its NAV is reduced by the amount of the dividend or distribution. If you buy shares just prior to the ex-dividend date, the price you pay will include the dividend or distribution and a portion of your investment will be returned to you as a taxable distribution. You should, therefore, consider the timing of dividends when making your purchases.


                               GENERAL INFORMATION

INCORPORATION

     The Fund was incorporated under the laws of the State of Delaware on March 12, 1997. The Fund is registered under the Investment Company Act as an open-end management investment company commonly known as a mutual fund.

DESCRIPTION OF COMMON STOCK

     The Fund is currently authorized to issue 25,000,000 shares of Common Stock, $1.00 par value per share; however, the Board of Directors of the Fund may increase or decrease the number of authorized shares. In accordance with the Fund's Articles of Incorporation, the Board of Directors may also authorize the creation of additional series of common stock and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine.

     Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Fund under certain circumstances as described under "Shareholder Guide -- How to Sell Your Shares" at page 25.

     Each share of common stock is equal as to earnings, assets and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses of the Fund have been paid. The Fund's shares do not have cumulative voting rights for the election of Directors.


SHAREHOLDER MEETINGS

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of ten percent (10%) or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more directors or to transact any other business.


                                SHAREHOLDER GUIDE

HOW TO PURCHASE SHARES

IN GENERAL

     The minimum initial investment is $250.00; the minimum subsequent investment is $50.00. There is no minimum investment, however, for SIMPLE IRAs and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code. See "Shareholder Services" below.

     Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV, plus an initial sales charge. In some cases, however, purchases are not subject to an initial sales charge, and the offering price is the NAV. See "Waiver of Sales Charges" below. The Fund will compute its NAV once daily as of 4:15 P.M., New York time, on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith under procedures established by the Fund's Board of Directors. For further information regarding the methods employed in valuing the Fund's investments, see "Net Asset Value" in the Statement of Additional Information.

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 P.M., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day; otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through certain financial institutions that have entered into agreements with the Fund as provided below.

     Orders for the purchase of Fund shares received, by certain financial institutions that have entered into agreements with the Fund, by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by 8:00 P.M., New York time (or, due to unforeseen circumstances, by 9:30 A.M., New York time, on the following business day) will be based on the NAV, plus applicable sales charges, determined as of the close of trading on the floor of the New York Stock Exchange on the day that such order was received by such financial institution. Otherwise, the orders will be based on the next determined NAV, plus applicable sales charges. It is the financial institution's responsibility to transmit orders so that they will be received by the Transfer Agent or such other entity on a timely basis.

     If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares.

     The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares. See "How to Sell Your Shares" at page 25.


INVESTING BY MAIL

     Prospective shareholders may purchase shares of the Fund by completing and signing the "New Account Application" enclosed with this Prospectus and sending the application, together with a check to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930 or by overnight delivery c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Purchases without full payment will not be processed until payment is received. A confirmation of the purchase will be issued showing the account number and number of shares owned and the ownership of shares shall be recorded on the books of the Transfer Agent in an account under the shareholder's name.

INVESTING BY TELEPHONE

     In order to purchase shares by telephone, you must authorize telephone purchases on your initial application form or by written notice to the Transfer Agent. Thereafter, you may call the Fund at 800-372-7827 (toll-free) to execute a telephone purchase of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent purchases, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the purchase transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All purchases will be made on the basis of the NAV of the Fund next determined after the funds are received, plus applicable sales charges.

     In periods of severe market or economic conditions, the telephone purchase of shares may be difficult to implement and you should make purchases by mail by writing to the Transfer Agent at the address noted above.

     The Fund may accept telephone orders from broker-dealers which have been previously approved by the Fund by telephoning 800-635-1404 (toll-free). It is the responsibility of such broker-dealers to promptly forward purchase orders and payments for such orders to the Fund. The Fund reserves the right to cancel any purchase order for which payment has not been received by the third (3rd) business day following the investment.

     Transactions in Fund shares through your broker-dealer may be subject to transaction or other fees, including postage and handling charges, imposed by your broker/dealer (in addition to the sales charge imposed by the Fund) which would otherwise not be charged if the shares were purchased directly from the Fund.

INVESTING BY WIRE TRANSFER

     Shareholders may purchase shares of the Fund (other than initial purchases) by wire transfer. To do so, you must (i) telephone the Transfer Agent at 800-372-7827 (toll-free) (individual shareholders) or 800-635-1404 (toll-free) (broker/dealers) to advise the Transfer Agent that you would like to purchase shares of the Fund by wire transfer and then (ii) give instructions to your bank to transfer funds by wire to the following account:

      Bank Name:                    PNC Bank, Philadelphia, PA
      ABA Number:                   031-0000-53
      Account Name:                 Pax World Growth Fund, Inc.
      Account No.:                  85-5100-7715
      Further Credit:               Name of Shareholder and Account Number

     If you arrange for receipt by the Custodian of federal funds prior to 4:15 P.M., New York time, on a business day, you may purchase shares of the Fund as of that day.

WAIVER OF SALES CHARGES

     No initial sales charges are imposed on shares of the Fund purchased upon the exchange of shares of the Pax World Fund or the Pax World Money Market Fund or the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of an initial sales charge, by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World Mutual Funds totals at least $1,000,000; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs,
Simplified Employee Pension -- IRA plans and retirement and deferred compensation and annuity plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser, the Sub-Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children; (v) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent, or (vi) at the discretion of the Board of Directors of the Fund. Finally, if you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest, within ninety (90) days after the date of redemption, any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received without payment of an initial sales charge.

     You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. See "Purchase, Redemption and Exchange of Fund Shares -- Purchase of Shares -- Waiver of Sales Charges" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).


HOW  TO SELL YOUR SHARES

IN GENERAL

     You can redeem shares of the Fund at any time for cash at the NAV per share next determined after the redemption request is received in proper form by the Transfer Agent. See "How the Fund Values its Shares" at page 19.

REDEMPTIONS BY WRITTEN REQUEST

     If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates signed in the names(s) shown on the face of the certificates, must be received by the Transfer Agent in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to the Transfer Agent must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930 or by overnight delivery c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     If the proceeds of the redemption (i) exceed $10,000.00 (unless the record owner has provided to the Transfer Agent a Shareholder Redemption Option form authorizing the Transfer Agent to redeem shares of the Fund upon written instructions without a signature guarantee), (ii) are to be paid to a person other than the record owner, (iii) are to be sent to an address other than the address on the Transfer Agent's records or within thirty (30) days after the Transfer Agent has been notified of an address change, or (iv) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Agents Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution.

     Payment for shares presented for redemption will be made by check within seven (7) days after receipt by the Transfer Agent of the certificate and/or written request except as indicated below. Such payment may be postponed or the right of redemption suspended at times (i) when the New York Stock Exchange is closed for other than customary weekends and holidays, (ii) when trading on such Exchange is restricted, (iii) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (iv) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (ii), (iii) or (iv) exist.

     Payment for redemption of recently purchased shares will be delayed until the Fund or the Transfer Agent has been advised that the purchase check has been honored, up to fifteen (15) days from the time of receipt of the purchase check by the Transfer Agent. Such delay may be avoided by purchasing shares by wire or by certified or official bank check.

REDEMPTIONS BY TELEPHONE

     Redemptions by telephone must be in amounts of at least $1,000.00 and may not be for more than $10,000.00 in the aggregate in any thirty (30) day period. In addition, the proceeds from a telephone redemption may be paid only to the owner(s) of record and may be sent only to the address of record or a pre-authorized bank account, and cannot be made within thirty (30) days after the Transfer Agent has been notified of an address change. If there are multiple owners of record, the Transfer Agent may rely upon the instructions of only one owner of record.

     In order to redeem shares by telephone, you must authorize telephone redemptions on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at 800-372-7827 (toll-free) to execute a telephone redemption of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent redemptions, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the redemption transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES.

INVOLUNTARY REDEMPTIONS

     In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a balance of less than $250.00 due to a redemption. The Fund will give any such shareholder sixty (60) days' prior written notice in which to purchase sufficient additional shares to avoid such redemption.


HOW TO EXCHANGE YOUR SHARES

IN GENERAL

     As a shareholder of the Fund, you have an exchange privilege with the Pax World Fund and the Pax World Money Market Fund, subject to the minimum investment requirement of such funds. No sales charge will be imposed at the time of exchange. An exchange will be treated as a redemption and purchase for tax purposes. See "Purchase, Redemption and Exchange of Fund Shares -- Exchange of Shares" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

EXCHANGES BY MAIL

     You may exchange shares by mail by writing to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930 or by overnight delivery c/o PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     If you hold certificates, the certificates, signed in the name(s) shown on the face of the certificates, must be returned to the Transfer Agent in order for the shares to be exchanged. See "How to Sell Your Shares" at page 25.

EXCHANGES BY TELEPHONE

     In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to the Transfer Agent and hold shares in non-certificate form. Thereafter, you may call the Fund at 800-372-7827 (toll-free) on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time, to exchange shares between accounts that are registered in the same names. For your protection and to prevent fraudulent exchanges, your telephone call may be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUND NOR ITS AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made.

     In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to the Transfer Agent at the address noted above.


SHAREHOLDER SERVICES

     The Fund offers investors the following special programs:

         AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS WITHOUT A SALES CHARGE. For your convenience, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund at the NAV prevailing at the close of business on the ex-dividend date unless and until you notify the Transfer Agent in writing at least five (5) days prior to such ex-dividend date that you elect to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Stock certificates will not be physically issued on reinvestment of such dividends and distributions, but a record of the shares purchased will be added to your account and a confirmation of such reinvestment will be sent to you by the Transfer Agent.

         AUTOMATIC INVESTMENT PLAN. Under the Fund's Automatic Investment Plan, you may make regular monthly or quarterly purchases of the Fund's shares via an automatic debit to a bank account. For additional information about this service, you may contact the Transfer Agent directly at 800-372-7827 between the hours of 8:00 A.M. and 6:00 P.M., New York time.

         TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans and accounts, including IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension IRA plans and "tax-sheltered accounts" under
     Section 403(b)(7) of the Internal Revenue Code, are available through the Fund. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from the Fund or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

         SYSTEMATIC WITHDRAWAL PLANS. A systematic withdrawal plan is available to shareholders, which provides for monthly, bi-monthly, quarterly or semi-annual checks. See "Shareholder Services -- Systematic Withdrawal Plan" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853 or by telephoning 800-767-1729 (toll-free).

         REPORTS TO SHAREHOLDERS. The Fund will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and one annual prospectus per household.

         You may request additional copies of such reports by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 800-767-1729, visiting the Fund's web site at http://www.paxfund.com or visiting the SEC's web site at http://www.sec.gov for such purpose. In addition, monthly unaudited financial data are available upon request from the Fund.

         SHAREHOLDER INQUIRIES. Inquiries should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930, or by telephone at 800-372-7827 (toll-free) or, from outside the United States, at 302-791-2844 (collect).

     For additional information regarding the services and privileges described above, see "Purchase, Redemption and Exchange of Fund Shares" in the Statement of Additional Information, a copy of which is available without charge upon request by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3835, telephoning the Fund at 800-767-1729, visiting the Fund's web site at http://www.paxfund.com or visiting the SEC's web site at http://www.sec.gov for such purpose.


                            THE PAX WORLD FUND FAMILY

     Pax World Management Corp. currently offers three mutual funds designed to meet your individual needs -- Pax World Fund, Pax World Growth Fund and Pax World Money Market Fund. We welcome you to review the investment options available through our family of funds. For more information on the Pax World Fund Family, including charges and expenses, contact your financial adviser or telephone the Fund at 800-767-1729 (toll-free) for a free prospectus. Read the prospectus carefully before you invest or send money.


                             ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Public Reference Section of the SEC or may be examined, without charge, at the Public Reference Room at the office of the SEC in Washington, D.C or by visiting the SEC's web site at http://www.sec.gov for such purpose. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330 (toll-free).

     YEAR 2000. As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this date value. Failure to adequately address this issue could have potentially serious repercussions. The Adviser is in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Adviser does not expect that the Fund will incur significant operating expenses or be required to incur materials costs to be year 2000 compliant. Although the Adviser does not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

                           PAX WORLD GROWTH FUND, INC.

                   222 State Street, Portsmouth, NH 03801-3853
                For shareholder account information: 800-372-7827
                       Portsmouth, NH office: 800-767-1729
                                  603-431-8022
                        Website: http: / /www.paxfund.com




                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999



                This Statement of Additional Information is not a
              Prospectus and should be read in conjunction with the
          Fund's Prospectus dated the date hereof to which it relates, a copy of which may be obtained by writing to the Fund at
          222 State Street, Portsmouth, NH 03801-3853, telephoning the
            Fund at 800-767-1729 (toll-free), visiting the Fund's web
                   site at http://www.paxfund.com or visiting
              the Securities and Exchange Commission's web site at
                      http://www.sec.gov for such purpose.

                           PAX WORLD GROWTH FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1999

     Pax World Growth Fund, Inc. (the "Fund") is an open-end, diversified management investment company whose investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above average growth prospects. Current income, if any, is incidental.

     Under normal market conditions, the Fund intends to invest at least seventy-five percent (75%) of its total assets in equity securities of companies that exceed $200,000,000 in market capitalization. The Fund may also invest in
(i) equity securities of other companies including foreign issuers, (ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by U.S. or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests -- Investment Objective and Policies" in the Prospectus. The Fund's address is 222 State Street, Portsmouth, NH 03801-3853, and its telephone number is 800-767-1729 (toll-free).

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated the date hereof, a copy of which may be obtained by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 800-767-1729 (toll-free), visiting the Fund's web site at http: //www.paxfund.com or visiting the Securities and Exchange Commission's (the "SEC's") web site at http://www.sec.gov for such purpose.

                                       TABLE OF CONTENTS
                                                                                          Page

INVESTMENT OBJECTIVE AND POLICIES.....................................................     4
     Investment Objective.............................................................     4
     Investment Philosophy............................................................     4
INVESTMENTS AND SPECIAL CONSIDERATIONS; RISK FACTORS..................................     5
     Foreign Securities...............................................................     5
     Forward Foreign Currency Exchange Contracts......................................     5
     Illiquid and Restricted Securities...............................................     6
     Options on Securities............................................................     6
     Options on Securities Indices....................................................     7
     Portfolio Turnover...............................................................     7
     Position Limits..................................................................     8
     Repurchase Agreements............................................................     8
     Short-term Investments...........................................................     8
     U.S. Government Agency and/or Instrumentality Securities.........................     8
     When-issued and Delayed Delivery Securities......................................     9
     Borrowing for Leverage...........................................................     9
INVESTMENT RESTRICTIONS...............................................................     9
MANAGEMENT OF THE FUND................................................................    10
ADVISER; SUB-ADVISER..................................................................    12
DISTRIBUTION .........................................................................    13
CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT AND INDEPENDENT
  ACCOUNTANTS.........................................................................    14
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................................    14
PURCHASE, REDEMPTION AND EXCHANGE OF FUND SHARES......................................    15
     Purchase of Shares...............................................................    15
         In General...................................................................    15
         Waiver of Sales Charges......................................................    16
     Sale of Shares...................................................................    16
         In General...................................................................    16
         Involuntary Redemption.......................................................    16
     Exchange of Shares...............................................................    16
NET ASSET VALUE.......................................................................    16
PERFORMANCE INFORMATION...............................................................    17
     Average Annual Total Return......................................................    17
TAXES.................................................................................    17
SHAREHOLDER SERVICES..................................................................    18
     Automatic Reinvestment of Dividends and/or Distributions without a Sales Charge..    18
     Automatic Investment Plan........................................................    18
     Tax-Deferred Retirement Plans and Accounts.......................................    19
     Systematic Withdrawal Plans......................................................    19
     Reports to Shareholders..........................................................    19
     Shareholder Inquiries............................................................    19
FINANCIAL STATEMENTS..................................................................    20

                        INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE

     The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

     Under normal market conditions, the Fund anticipates that at least seventy-five percent (75%) of its total assets will consist of equity securities of companies that exceed $200,000,000.00 in market capitalization. Stocks will be selected on a company-by-company basis primarily through the use of fundamental analysis. The Fund's adviser, Pax World Management Corp. (the "Adviser"), looks for companies that have demonstrated growth in earnings and sales, high returns on equity and assets, or other strong financial characteristics, and which are, in the judgment of the Adviser, attractively valued. These companies tend to have a unique market niche, a strong new product profile or superior management.

     The Fund may also invest in (i) equity securities of other companies that are undergoing changes in management or product and marketing dynamics that have not yet been reflected in reported earnings but that are expected to impact earnings in the intermediate-term -- these securities often lack investor recognition and are often favorably valued, (ii) other equity-related securities, (iii) equity securities of foreign issuers, (iv) investment grade fixed-income securities, and (v) obligations issued or guaranteed by U.S. or foreign government agencies and instrumentalities, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association. In addition, the Fund may purchase and sell put and call options on equity securities and stock indices and foreign currency exchange contracts to hedge its portfolio and to attempt to enhance return. The Fund will not invest in obligations issued or guaranteed by foreign government treasuries or the U.S. Treasury, however, because the proceeds thereof may be used to manufacture defense or weapons-related products or for a purpose which does not otherwise comply with the Fund's socially conscious objectives and policies. Investing in securities of foreign companies involves certain risks and considerations not typically associated with investments in domestic companies. See "How the Fund Invests -- Investments and Special Considerations; Risk Factors" in the Prospectus.

     The Fund reserves the right to hold temporarily other types of securities without limit, including commercial paper, bankers' acceptances, non-convertible debt securities (corporate) or government securities and high quality money market securities or cash (foreign currencies or United States dollars), in such proportions as, in the opinion of the Adviser, prevailing market, economic or political conditions warrant. The Fund may also temporarily hold cash and invest in high quality foreign or domestic money market instruments pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs.


INVESTMENT PHILOSOPHY

     The Fund seeks investments in companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. The policy of the Fund is to exclude from its portfolio securities of (i) companies engaged in military activities, (ii) companies appearing on the United States Department of Defense list of 100 largest contractors if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, (iii) other companies contracting with the United States Department of Defense if five percent (5%) or more of the gross sales of such companies are derived from contracts with the United States Department of Defense, and (iv) companies which derive revenue from the manufacture of liquor, tobacco and/or gambling products. By way of illustration, the Fund will invest in such industries as building supplies, computer software, education, food, health care, household appliances, housing, leisure time, pollution control, technology and telecommunications, among others. The Fund's portfolio will consist primarily of companies located in the United States. See "Fund Highlights - What is the Fund's Investment Philosophy" in the Prospectus.

     In order to properly supervise a securities portfolio containing the limitations described above, care must be exercised to continuously monitor developments of the companies whose securities are included in the portfolio. Developments and trends in the economy and financial markets are also considered, and the screening of many securities is required to implement the investment philosophy of the Fund.

     If it is determined after the initial purchase by the Fund that the company's activities fall within the exclusion described above (either by acquisition, merger or otherwise), the securities of such company will be eliminated from the portfolio as soon thereafter as possible taking into consideration (i) any gain or loss which may be realized from such elimination,
(ii) the tax implications of such elimination, (iii) market timing, and the like. In no event, however, will such security be retained longer than six (6) months from the time the Fund learns of the investment disqualification. This requirement may cause the Fund to dispose of the security at a time when it may be disadvantageous to do so.

     There can be no assurance that the Fund's investment objective will be achieved.


                     INVESTMENTS AND SPECIAL CONSIDERATIONS;
                                  RISK FACTORS

FOREIGN SECURITIES

     The Fund is permitted to invest in foreign corporate, as well as government, securities, provided the proceeds of such government securities are earmarked for a specific purpose that complies with the investment objectives and policies of the Fund. "Foreign government securities" include debt securities issued or guaranteed, as to payment of principal and interest, by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities (collectively, "Government Entities") of foreign countries denominated in the currencies of such countries or in U.S. dollars (including debt securities of a Government Entity in any such country denominated in the currency of another such country).

     Debt securities of "quasi-governmental entities" are issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government's "full faith and credit" and general taxing powers. A "supranational entity" is an entity constituted by the national governments of several countries to promote economic development. Examples of such supranational entities include, among others, the Asian Development Bank, the European Investment Bank and the World Bank (International Bank for Reconstruction and Development).


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency exchange contracts in limited circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), the Fund's custodian, will place cash or liquid securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

     The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.

     Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

ILLIQUID AND RESTRICTED SECURITIES

     The Fund may not invest more than ten percent (10%) of its net assets in repurchase agreements which have a maturity of longer than seven (7) days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven (7) days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security, and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


OPTIONS ON SECURITIES

     The Fund may purchase and write (i.e., sell) put and call options on securities that are traded on U.S. or foreign securities exchanges or that are traded in the over-the-counter markets.

     A call option is a short-term contract pursuant to which the purchaser, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price.

     A put option is a similar contract which gives the purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price.

     A call option written by the Fund is "covered" if (i) the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or (ii) the Fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other liquid high-grade debt obligations in a segregated account with the Custodian.

     A put option written by the Fund is "covered" if the Fund maintains cash, U.S. Government securities or other liquid high-grade debt obligations with a value equal to the exercise price in a segregated account with the Custodian, or else holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     The Fund may also purchase a "protective put," i.e., a put option acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the exercise price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold. Similar principles apply to the purchase of puts on stock indices, as described below.

     The Fund may write put and call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. The Fund does not intend to purchase options on equity securities if the aggregate premiums paid for such outstanding options would exceed ten percent (10%) of the Fund's total assets.


OPTIONS ON SECURITIES INDICES

     In addition to options on securities, the Fund may also purchase and sell put and call options on securities indices traded on U.S. or foreign securities exchanges or traded in the over-the-counter markets. Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. All settlements on options on indices are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

     The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of One Hundred (100) means that a one-point difference will yield One Hundred Dollars ($100.00). Options on different indices may have different multipliers. Because exercises of index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific stocks, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. In addition, unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call, the Fund would be required to liquidate portfolio securities or borrow in order to satisfy the exercise.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of security prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by the Fund of options on indices would be subject to the investment adviser's ability to predict correctly movements in the direction of the securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     The distinctive characteristics of options on indices create certain risks that are not present with stock options.

     Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses to the Fund. It is the Fund's policy to purchase or write options only on indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in the index.

     The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is not substantially greater than the risk in connection with options on securities in the index.

     The Fund will write put options on stock indices and foreign currencies only if they are covered by segregating with the Fund's Custodian an amount of cash, U.S. Government securities, or liquid assets equal to the aggregate exercise price of the puts. The Fund does not intend to purchase options on securities indices if the aggregate premiums paid for such outstanding options would exceed ten percent (10%) of the Fund's total assets.


PORTFOLIO TURNOVER

     As a result of the investment policies described above, the Fund may engage in a substantial number of portfolio transactions and its portfolio turnover rate may exceed seventy-five percent (75%), although the Fund's portfolio turnover rate is not expected to exceed one hundred percent (100%). The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the portfolio. High portfolio turnover (over one hundred percent (100%)) involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover. See "Portfolio Transactions and Brokerage" and "Taxes" on pages 14 and 17, respectively.


POSITION LIMITS

     Transactions by the Fund in futures contracts and options will be subject to limitations, if any, established by each of the exchanges, boards of trade or other trading facilities (including NASDAQ) governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. An exchange, board of trade or other trading facility may order the liquidation of positions in excess of these limits, and it may impose certain other sanctions.


REPURCHASE AGREEMENTS

     The Fund will enter into repurchase transactions only with parties meeting creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser will monitor the creditworthiness of such parties, under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.


SHORT-TERM INVESTMENTS

     When conditions dictate a defensive strategy, the Fund may temporarily invest in money market instruments, including commercial paper of corporations, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks and repurchase agreements (described more fully below). Such investments may be subject to certain risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and foreign exchange controls or other restrictions.


U.S. GOVERNMENT AGENCY AND/OR INSTRUMENTALITY SECURITIES

     The Fund may invest in securities issued by U.S. Government agencies or instrumentalities other than the U.S. Treasury. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality issuing or guaranteeing the obligation does not meet its commitments. Obligations of the Government National Mortgage Association, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. Securities in which the Fund may invest which are not backed by the full faith and credit of the United States include obligations such as those issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, the Student Loan Marketing Association and Resolution Funding Corporation, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Farm Credit System, the obligations of which may be satisfied only by the individual credit of the issuing agency. FHLMC investments may include collateralized mortgage obligations.

     In connection with its commitment to assist in the development of housing, the Fund may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Fund's shares. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. The Fund's ability to invest in high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages must be reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

     The Fund may invest in both Adjustable Rate Mortgage Securities, which are pass-through mortgage securities collateralized by adjustable rate mortgages, and Fixed-Rate Mortgage Securities, which are collateralized by fixed-rate mortgages.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     From time to time, in the ordinary course of business, the Fund may purchase or sell securities on a when-issued or delayed delivery basis, that is, delivery and payment can take place a month or more after the date of the transaction. The Fund will limit such purchases to those in which the date for delivery and payment falls within one hundred twenty (120) days of the date of the commitment. The Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund's Custodian will maintain, in a separate account of the Fund, cash, U.S. Government securities or other liquid high-grade debt obligations having a value equal to or greater than such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations.


BORROWING FOR LEVERAGE

     From time to time, the Fund may increase its ownership of securities by borrowing and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Pursuant to the requirements of the Investment Company Act, any such borrowing will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least three hundred percent (300%) of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, falls below such three hundred percent (300%) asset coverage requirement, the Fund is required, within three (3) days, to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell such investments. In addition, because interest on money the Fund borrows is an expense of the Fund, the Fund's expenses may increase more than the expenses of mutual funds that do not borrow and the NAV per share of the Fund may fluctuate more than the NAV per share of mutual funds that do not borrow.


                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) sixty-seven percent (67%) of the shares represented at a meeting at which more than fifty percent (50%) of the outstanding voting shares are present in person or represented by proxy or (ii) more than fifty percent (50%) of the outstanding voting shares.

     The Fund may not:

           1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

           2. Make short sales of securities or maintain a short position if, when added together, more than twenty-five percent (25%) of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

           3. Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks up to twenty percent (20%) of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions. The Fund may pledge up to twenty percent (20%) of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to futures contracts and options thereon and with respect to the writing of options and obligations of the Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

           4. Purchase any security if as a result: (i) with respect to seventy-five percent (75%) of the Fund's total assets, more than five percent (5%) of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, other than the Pax World Money Market Fund, (ii) more than twenty-five percent (25%) of the Fund's total assets (determined at the time of the investment) would be invested in a single industry, or (iii) the Fund would own more than ten percent (10%) of the outstanding voting securities of a single issuer, other than the Pax World Money Market Fund.

           5. Purchase any security if, as a result, the Fund would then have more than five percent (5%) of its total assets (determined at the time of investment) invested in securities of companies (including predecessors) less than three (3) years old, except that the Fund may invest in securities issued by the Pax World Money Market Fund, the securities of any U.S. Government agency or instrumentality (other than the U.S. Treasury), and in any security guaranteed by such an agency or instrumentality, the proceeds of which are earmarked for a specific purpose which complies with the investment objectives and policies of the Fund, such as the Federal Farm Credit Bank, the Federal Home Loan Bank and the Federal National Mortgage Association.

           6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

           7. Buy or sell commodities or commodity contracts. (For the purposes of this restriction, futures contracts on currencies and on securities indices and forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts.)

           8. Act as underwriter except to the extent that, (i) in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws, and (ii) the Fund may invest up to five percent (5%) of the value of its assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act. The Fund's position in such restricted securities may adversely affect the liquidity and marketability of such restricted securities and the Fund may not be able to dispose of its holdings in these securities at reasonable price levels. The Fund has not adopted a fundamental investment policy with respect to investments in restricted securities. See "Illiquid and Restricted Securities" above.

           9. Make investments for the purpose of exercising control or management.

           10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

           11. Make loans, except that the Fund may enter into repurchase transactions with parties meeting creditworthiness standards approved by the Fund's Board of Directors. See "Investments and Special Considerations; Risk Factors - Repurchase Agreements." at page 8.

           12. Invest more than ten percent (10%) of the value of its assets in securities of foreign issuers.

     In order to comply with certain "blue sky" restrictions, the Fund will not as a matter of operating policy:

           1. Invest in oil, gas and mineral leases.

           2. Invest in securities of any issuer if, to the knowledge of the Fund, any Officer or Director of the Fund, the Fund's Adviser or the Fund's Sub-Adviser owns more than one-half of one percent (.5%) of the outstanding securities of such issuer, and such Officers and Directors who own more than one-half of one percent (.5%) own in the aggregate more than five percent (5%) of the outstanding securities of such issuer.

           3. Purchase warrants if as a result the Fund would then have more than five percent (5%) of its assets (determined at the time of investment) invested in warrants. Warrants will be valued at the lower of cost or market and investment in warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange will be limited to two percent (2%) of the Fund's net assets (determined at the time of investment). For purposes of this limitation, warrants acquired in units or attached to securities are deemed to be without value.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset value will not be considered a violation of such policy.


                             MANAGEMENT OF THE FUND

     The officers of the Fund are responsible for the day-to-day operations of the Fund and the Board of Directors of the Fund, in addition to overseeing the Adviser and Sub-Adviser, is responsible for the general policy of the Fund. The Board of Directors meets four (4) times per year, reviews portfolio selections and bonding requirements, declares dividends, if any, and reviews the activities of the executive officers of the Fund. Such activities are consistent with their fiduciary obligations as directors under the General Corporation Law of the State of Delaware. The Fund's Adviser and Sub-Adviser furnish daily investment advisory services.

    The following table reflects the name and address, position held with the Fund and principal occupation during the past five (5) years for those persons who are the officers and directors of the Fund.

----------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD
NAME, ADDRESS AND AGE                   WITH THE FUND       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Carl H. Doerge, Jr.                     Director            Director, Pax World Fund, Incorporated (1998-present); Private investor
867 Remsen Lane                                             (1995-present);  Executive Vice President and Managing  Director,
Oyster Bay, NY 11771***; (60)                               Smith Barney (1971-1995)
----------------------------------------------------------------------------------------------------------------------------------
Thomas W. Grant                         President;          President,  Pax World Money  Market  Fund,  Inc.  (1998-present);
14 Wall Street                          Director            Vice  Chairman  of  the  Board,  Pax  World  Fund,   Incorporated
New York, NY 10005*/**; (57)                                (1996-present);    President,    Pax   World   Management   Corp.
                                                            (1996-present);   President,   H.G.   Wellington   &  Co.,   Inc.
                                                            (1991-present)

----------------------------------------------------------------------------------------------------------------------------------
Anita D. Green                          Assistant           Manager-Shareholder  Services for the Pax World Fund Family,  Pax
c/o Pax World Management Corp.          Treasurer           World Management Corp.  (1990-present);  Co-Treasurer,  Pax World
222 State Street                                            Fund, Incorporated (1998-present)
Portsmouth, NH 03801-3853; (34)

----------------------------------------------------------------------------------------------------------------------------------
John L. Kidde                           Director            President, KDM Development Corporation (1988-present)
c/o KDM Development
Corporation
209 Cooper Avenue, Suite 5-D
Upper Montclair, NJ 07043; (64)

----------------------------------------------------------------------------------------------------------------------------------
Joy L. Liechty                          Director            Director, Pax World Fund, Incorporated (1991-present);  Client and Sales
1403 Ashton Court                                           Advocate,  Mennonite  Mutual Aid  Association,  Goshen,  IN 46526
Goshen, IN 46526; (45)                                      (1989-present)

----------------------------------------------------------------------------------------------------------------------------------
James M. Shadek                         Treasurer           Account Executive,  H.G.  Wellington & Co., Inc.  (1986-present);
14 Wall Street                                              Senior Vice President for Social  Research,  Pax World Management
New York, NY 10005*; (46)                                   Corp. (1996-present)

----------------------------------------------------------------------------------------------------------------------------------
Laurence A. Shadek                      Chairman of the     Executive  Vice  President,  Pax World Money  Market  Fund,  Inc.
14 Wall Street                          Board; Director     (1998-present);   Chairman   of  the  Board,   Pax  World   Fund,
New York, NY 10005*/**; (49)                                Incorporated  (1996-present);  Chairman  of the Board,  Pax World
                                                            Management Corp.  (1996-present);  Executive Vice President, H.G.
                                                            Wellington & Co., Inc. (1986-present)

----------------------------------------------------------------------------------------------------------------------------------
Janet Lawton Spates                     Assistant           Operations  Manager  for the Pax  World  Fund  Family,  Pax World
c/o Pax World Management Corp.          Treasurer           Management Corp.  (1992-present);  Co-Treasurer,  Pax World Fund,
222 State Street                                            Incorporated (1998-present)
Portsmouth, NH 03801-3853, (29)

----------------------------------------------------------------------------------------------------------------------------------
Nancy S. Taylor                         Director            Director, Pax World Fund, Incorporated (1997-present);  Senior minister,
5298 N. Riffle Way                                          First Congregational Church, Boise, ID (1992-present);  Associate
Boise, ID 83703***; (43)                                    minister,    Immanuel   Congregational   Church,   Hartford,   CT
                                                            (1987-1992)

----------------------------------------------------------------------------------------------------------------------------------
Lee D. Unterman                         Secretary           Secretary, Pax World Fund, Incorporated (1997-present); Partner, Bresler
c/o Bresler, Goodman &                                      Goodman & Unterman,  LLP, New York, NY  (1997-present);  Partner,
Unterman, LLP                                               Broudy & Jacobson, New York, NY (1988-1997)
521 Fifth Avenue
New York, NY 10175; (48)

----------------------------------------------------------------------------------------------------------------------------------

* Designates an "Interested" officer or director, as defined in the Investment Company Act, by reason of his or her affiliation with the Adviser.
** Designates a member of the Investment Committee. The Investment Committee has the responsibility of overseeing the investments of the Fund.
*** Designates a member of the Audit Committee. The Audit Committee has the responsibility of overseeing the establishment and maintenance of an effective financial control environment, for overseeing the procedures for evaluating the system of internal accounting control and for evaluating audit performance.

     No person on such date owned of record or beneficially five percent (5%) or more of the outstanding Common Stock of the Fund and all officers and directors as a group own less than one percent (1%) of the outstanding Common Stock of the Fund.

     Certain directors and officers of the Fund are also directors and officers of Pax World Fund, Incorporated (the "Pax World Fund"), another investment company managed by the Adviser, and the Pax World Money Market Fund, Inc., a socially responsible money market fund which is being advised by the Adviser for the specific purpose of assuring that the social responsibility screens used by such fund are the same as those applied to the Fund (the "Pax World Money Market Fund"). None of the officers or directors are related to one another by blood, marriage or adoption, except that Laurence A. Shadek and James M. Shadek are brothers.

     Members of the Board of Directors of the Fund are reimbursed for their travel expenses for attending meetings of the Board of Directors plus $300.00 for affiliated directors and $1,000.00 for unaffiliated directors.


                              ADVISER; SUB-ADVISER

     Pax World Management Corp., 222 State Street, Portsmouth, NH 03801-3853 (the "Adviser") is the adviser to the Fund. It was incorporated in 1970 under the laws of the State of Delaware. Pursuant to the terms of an Advisory
Agreement entered into between the Fund and the Adviser (the "Advisory Agreement"), the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with the Fund's investment objective, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. As of December 31, 1998, the Adviser had over $863,000,000 in assets under management by virtue of serving as the adviser to the Fund, the Pax World Fund and the Pax World Money Market Fund. The Adviser has no clients other than the Fund, the Pax World Fund, and the Pax World Money Market Fund, although the Adviser may undertake to advise other clients in the future.

     Pursuant to the terms of the Advisory Agreement, the Adviser will be compensated as follows: in the event that the average daily net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that the average daily net assets of the Fund are equal to or in excess of $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of one percent (1%) of average daily net assets up to and including $25,000,000 and three-quarters of one percent (.75%) of average daily net assets in excess of $25,000,000.

     The Adviser has, however, agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of one and one-half percent (1.5%) of the average daily net assets of the Fund per annum. Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. In 1998, the Adviser was required to supply and assume a total of $286,966 for such services.

     The Advisory Agreement provides that (i) it may be terminated by the Fund or the Adviser at any time upon not more than sixty (60) days, nor less than thirty (30) days, written notice, and (ii) will terminate automatically in the event of its assignment (as defined in the Investment Company Act). In addition, the Advisory Agreement provides that it may continue in effect for a period of more than two (2) years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act. The Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the contract or interested persons of any such party, as defined in the Investment Company Act, on June 11, 1998.

     H. G. Wellington Capital Management, a division of H. G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Sub-Adviser") is the sub-adviser to the Fund. H. G. Wellington & Co., Inc. was incorporated in 1984 under the laws of the State of Delaware and is also a registered broker-dealer.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average daily net assets of the Fund are less than $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of $25,000; in the event that average daily net assets of the Fund are equal to or in excess of $5,000,000, the Sub-Adviser will be compensated by the Adviser for its services at an annual rate of one-third of one percent (.33%) of average daily net assets up to and including $25,000,000 and one-quarter of one percent (.25%) of average daily net assets in excess of $25,000,000, but in no event to exceed the annual sum of $250,000 net of expenses.

     Thomas W. Grant, the President of the Adviser, is also the President of the Sub-Adviser (which is a division of H.G.

Wellington & Co., Inc., the Fund's distributor) and has been associated with that firm since 1991. Mr. Grant served previously with the firm of Fahnestock & Co. for twenty-six years as a partner, managing director and senior officer. His duties encompassed branch office management, corporate finance, syndications and municipal and corporate bonds. Mr. Laurence A. Shadek, the Chairman of the Board of Directors of the Adviser, is also an Executive Vice-President of the Sub-Adviser (which is a division of H.G. Wellington & Co., Inc., the Fund's distributor) and, together with members of his family, own a twenty-six and sixty-seven one hundredths percent (26.67%) interest in the Sub-Adviser. Mr. Shadek has been associated with that firm since March 1986. He was previously associated with Stillman, Maynard & Co., where he was a general partner. Mr. Shadek's investment experience includes twelve years as a limited partner and Account Executive with the firm Moore & Schley. Each of Mr. Grant and Mr. Shadek serves as a member of the Board of Directors of the Fund.

     Mr. Robert P. Colin, an employee of the Adviser and Sub-Adviser, is the Portfolio Manager of the Fund and the Portfolio Co-Manager of the Pax World Fund. He is the person responsible for the day-to-day management of the Fund's portfolio. Mr. Colin received his bachelor of arts degree from Rutgers University and his masters in business administration - finance from New York University. Mr. Colin joined H. G. Wellington Capital Management, a division of the Sub-Adviser, in 1991 as a Senior Vice President and Senior Portfolio
Manager. Mr. Colin was one of the original founders of Faulkner, Dawkins & Sullivan in 1959, serving as Director of Research and Investment Strategy. After Faulkner, Dawkins & Sullivan merged with Shearson Lehman, and later, American Express, Mr. Colin worked briefly for Merrill Lynch Asset Management before joining Bessemer Trust Company in 1978 as a Senior Portfolio Manager. In 1983, Mr. Colin joined General Electric Investment Corporation as a Senior Vice President of Equity Portfolios with responsibilities for various funds under General Electric's control, including its own pension fund.

     Mr. Colin, who is a Chartered Financial Analyst, has contributed numerous articles on investment research to professional journals and has served as a consultant to a number of publicly-owned corporations.

     In connection with this offering, the Fund, the Adviser and the Sub-Adviser have been represented by single counsel. Therefore, to the extent that the Fund and this offering would benefit by further independent review, such benefit will not be available in this offering.


                                  DISTRIBUTION

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) as defined by Rule 2830 of the National Association of Securities Dealers Rules of Conduct, and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or (b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties under the Plan would be discontinued.

     The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Rule 12b-1 Directors (as hereinafter defined), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding shares of the Fund on not more than sixty (60) days, nor less than thirty (30) days, written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the Fund, and all material amendments are required to be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment. The Fund will not be obligated to pay expenses incurred under the Plan if it is terminated or not continued.

     Pursuant to the Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purposes of such expenditures.

     The Plan was adopted on June 6, 1997 and approved on June 11, 1998 by the Board of Directors of the Fund, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Directors"), at a meeting called for the purpose of voting on such Plan.

     Pursuant to the Plan, the Fund has entered into a Distribution Agreement (the "Distribution Agreement") with H.G. Wellington & Co., Inc., 14 Wall Street, New York, NY 10005 (the "Distributor"), of which the Sub-Adviser is a division. Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and, for nominal consideration and as agent for the Fund, solicits orders for the purchase of Fund shares, provided, however, that orders are not binding on the Fund until accepted by the Fund as principal. The Distribution Agreement will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement may be terminated at any time, without penalty, by a vote of a majority of the Rule 12b-1 Directors or by a vote of the holders of a majority of the outstanding shares of the Fund on sixty (60) days written notice to the Distributor or by the Distributor on sixty (60) days written notice to the Fund.

     The Distribution Agreement was adopted on June 11, 1998 by the Board of Directors of the Fund, including a majority of the Rule 12b-1 Directors, cast in person at a meeting called for the purpose of voting on such agreement.

     In connection with this offering, the Fund and the Distributor have been represented by single counsel. Therefore, to the extent that the Fund and this offering would benefit by further independent review, such benefit will not be available in this offering.


                   CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING
                        AGENT AND INDEPENDENT ACCOUNTANTS

     State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (the "Custodian"), serves as custodian for the Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Fund. See "How the Fund is Managed - Custodian and Transfer and Dividend Disbursing Agent" in the Prospectus.

     PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 (the "Transfer Agent"), serves as the transfer and dividend disbursing agent for the Fund. The Transfer Agent provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. For these services, the Transfer Agent receives an annual fee per shareholder account of Ten Dollars ($10.00), a new account set-up fee for each manually established account of Five Dollars ($5.00) and a monthly inactive zero balance account fee per shareholder account of Thirty Cents ($0.30). The Transfer Agent is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communication expenses and other costs. Shareholder inquiries relating to a shareholder account should be directed to the Transfer Agent at Pax World Fund Family, P.O. Box 8930, Wilmington, DE 19899-8930.

     Pannell Kerr Forster PC, 125 Summer Street, Boston, MA 02110 serves as the Fund's independent accountants, and in that capacity audits the Fund's annual reports.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser and Sub-Adviser are responsible for decisions to buy and sell securities and options on securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, the Sub-Adviser and its affiliates.

     Equity securities traded in the over-the-counter market and bonds, including convertible bonds, are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation payable to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Fund is required to give primary consideration to obtaining the most favorable price and efficient execution. Within the framework of this policy, the Fund will consider the research and investment services provided by brokers and dealers who effect or are parties to portfolio transactions of the Fund. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Fund in its investment activities. Commission rates are established pursuant to negotiations with the broker or dealer based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The Fund's policy is to pay higher commissions to brokers, other than the Sub-Adviser, for particular transactions than might be charged if a different broker had been selected, on occasions when, in the Fund's opinion, this policy furthers the objective of obtaining best price and execution. In addition, the Fund is authorized to pay higher commissions on brokerage transactions for the Fund to brokers other than the Sub-Adviser (or any affiliate) in order to secure research and investment services described above, subject to review by the Fund's Board of Directors from time to time as to the extent and continuation of this practice. The allocation or orders among brokers and the commission rates paid are reviewed periodically by the Fund's Board of Directors.

     Subject to the above considerations, the Sub-Adviser (or any affiliate) may act as a securities broker for the fund. In order for the Sub-Adviser (or any affiliate) to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the Sub-Adviser (or any affiliate) must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Sub-Adviser (or any affiliate) to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the Sub-Adviser (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11 (a) of the Securities Exchange Act of 1934, the Sub-Adviser may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The Sub-Adviser must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the Sub-Adviser from transactions effected for the Fund during the applicable period. Brokerage with the Sub-Adviser is also subject to such fiduciary standards as may be imposed by applicable law.

                        PURCHASE, REDEMPTION AND EXCHANGE
                                 OF FUND SHARES

PURCHASE OF SHARES

IN GENERAL

      The minimum initial investment is $250.00; the minimum subsequent investment is $50.00. There is no minimum investment, however, for SIMPLE IRAs and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code, as amended (the "Internal Revenue Code"). See "Shareholder Services" below.

     Shares of the Fund are offered for sale by the Fund on a continuous basis at the NAV, plus an initial sales charge. In some cases, however, purchases are not subject to an initial sales charge, and the offering price is the NAV. See "Waiver of Sales Charges" below. The Fund will compute its NAV once daily as of 4:15 P.M., New York time, on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV. NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares of the Fund outstanding. The Fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith under procedures established by the Fund's Board of Directors. For further information regarding the methods employed in valuing the Fund's investments, see "Net Asset Value" at page 16.

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (currently 4:00 P.M., New York time) on a business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day; otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through certain financial institutions that have entered into agreements with the Fund as provided below.

     Orders for the purchase of Fund shares received, by certain financial institutions that have entered into agreements with the Fund, by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by 8:00 P.M., New York time (or, due to unforeseen circumstances, by 9:30 A.M., New York time, on the following business day) will be based on the NAV, plus applicable sales charges, determined as of the close of trading on the floor of the New York Stock Exchange on the day that such order was received by such financial institution. Otherwise, the orders will be based on the next determined NAV, plus applicable sales charges. It is the financial institution's responsibility to transmit orders so that they will be received by the Transfer Agent or such other entity on a timely basis.

     If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. There is no charge to the investor for issuance of a certificate.

     The Fund reserves the right to reject any purchase order (including an exchange) or to suspend or modify the continuous offering of its shares.

WAIVER OF SALES CHARGES

     No initial sales charges are imposed on shares of the Fund purchased upon the exchange of shares of the Pax World Fund or the Pax World Money Market Fund or the reinvestment of dividends and distributions. In addition, shares of the Fund may be purchased at NAV, without payment of an initial sales charge, by (i) any investor provided that the amount invested by such investor in the Fund or other Pax World Mutual Funds totals at least $1,000,000; (ii) any pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension - IRA plans and retirement and deferred compensation and annuity plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401 (a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts"; (iii) trustees, officers, directors, employees (including retirees) and sales representatives of the Fund, the Adviser, the Sub-Adviser or certain affiliated companies, for themselves, their spouses and their dependent children; (iv) registered representatives and employees of broker-dealers having selling group agreements with the Fund, for themselves, their spouses and their dependent children; (v) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent, or (vi) at the discretion of the Board of Directors the Fund. Finally, if you redeem your shares and have not previously exercised the repurchase privilege, you may reinvest, within ninety (90) days after the date of redemption, any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received without payment of an initial sales charge.

     You must notify the Transfer Agent that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement.

SALE OF SHARES

IN GENERAL

     Shares of the Fund can be redeemed at any time for cash at the NAV per share. See "How the Fund Values its Shares" in the Prospectus; and "Net Asset Value" at page 16.

INVOLUNTARY REDEMPTION

     In order to reduce expenses of the Fund, the Board of Directors may redeem all of the shares of any shareholder, other than a shareholder which is an IRA or other tax-deferred retirement plan, whose account has a balance of less than $250.00 due to a redemption. The Fund will give any such shareholder sixty (60) days prior written notice in which to purchase sufficient additional shares to avoid such redemption.

EXCHANGE OF SHARES

     The Fund makes available to its shareholders the privilege of exchanging their shares of the Fund for shares of the Pax World Fund and Pax World Money Market Fund, subject to the minimum investment requirement of such funds. All exchanges are made on the basis of relative net asset value next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for tax purposes. Shares of the Fund may be exchanged for shares of the Pax World Fund and Pax World Money Market Fund only if legally permissible under applicable state laws. It is contemplated that this Exchange Privilege will be applicable to any new Pax World Mutual Funds.

     Additional details about the Exchange Privilege and prospectuses for each of the Pax World Mutual Funds are available from the Fund or the Fund's Transfer Agent. The Exchange Privilege may be modified, terminated or suspended on sixty
(60) days notice.

                                 NET ASSET VALUE

     Under the Investment Company Act, the Board of Directors is responsible for determining in good faith the fair value of securities of the Fund. In accordance with procedures adopted by the Board of Directors, the value of investments listed on a securities exchange and NASDAQ National Market System securities (other than options on stock and stock indices) are valued at the last sales price on the day of valuation, or, if there was no sale on such day, the mean between the last bid and asked prices on such day, as provided by a pricing service. Corporate bonds (other than convertible debt securities) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the last reported bid and asked prices provided by principal market makers or independent pricing agents. Options traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on the respective exchange. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the investment adviser under procedures established by and under the general supervision of the Fund's Board of Directors.

     Securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Short-term debt securities are valued at cost, with interest accrued or discount amortized to the date of maturity, if their original maturity was sixty (60) days or less, unless this is determined by the Board of Directors not to represent fair value. Short-term securities with remaining maturities of sixty (60) days or more, for which market quotations are readily available, are valued at their current market quotations as supplied by an independent pricing agent or principal market maker. The Fund will compute its net asset value at 4:15 P.M., New York time, on each day the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which changes in the value of the Fund's portfolio securities do not affect net asset value. In the event the New York Stock Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:15 P.M., New York time.

                             PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

     The Fund may from time to time advertise its average annual total return. See "How the Fund Calculates Performance" in the Prospectus.

     Average annual total return is computed according to the following formula:

                                P (1+T) (n) = ERV

      Where:        P = a hypothetical initial payment of $1,000.00
                    T = average annual total return.
                    n = number of years.
                  ERV = ending  redeemable  value of a hypothetical  $1,000.00 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof).

     Average annual total return takes into account any applicable initial or deferred sales charges but does not take into account any federal or state income taxes that may be payable upon redemption.


                                      TAXES

     The Fund is qualified and intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves the Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders and permits net long-term capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least ninety percent (90%) of the Fund's annual gross income (without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, and gains from the sale or other disposition of securities or options thereon or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year (i) at least fifty percent (50%) of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than five percent (5%) of the market value of the Fund's assets and ten percent (10%) of the outstanding voting securities of such issuer, and (ii) not more than twenty-five percent (25%) of the value of its assets is invested in the securities of any one industry (other than U.S. Government securities); and (c) the Fund distribute to its shareholders at least ninety percent (90%) of its net investment income (including short-term capital gains) other than long-term capital gains in each year.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one (1) year except in certain cases where the Fund acquires a put or writes a call thereon or makes a short sale against-the-box. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will generally be treated as gains and losses from the sale of securities (assuming they do not qualify as Section 1256 contracts). If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Fund's transactions may be subject to wash sale, short sale, conversion transaction and straddle provisions of the Internal Revenue Code. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     Gain or loss on the sale, lapse or other termination of options on stock will be capital gain or loss and will be long-term or short-term depending upon the holding period of the option. In addition, positions which are part of a straddle will be subject to certain wash sale and short sale provisions of the Internal Revenue Code. In the case of a straddle, the Fund may be required to defer the recognition of losses on positions it holds to the extent of any unrecognized gain on offsetting positions held by the Fund. The conversion transaction rules may apply to certain transactions to treat all or a portion of the gain thereon as ordinary income rather than as capital gain.

     The Fund is required to distribute ninety-eight percent (98%) of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year ninety-eight percent (98%) of the capital gain net income it earned during the twelve (12) months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve (12) month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a nondeductible four percent (4%) excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed.

     Any dividends paid shortly after a purchase by an investor may have the effect of reducing the per share net asset value of the investor's shares by the per share amount of the dividends. Furthermore, such dividends, although in effect a return of capital, are subject to federal income taxes. Therefore, prior to purchasing shares of the Fund, the investor should carefully consider the impact of dividends, including capital gains distributions, which are expected to be or have been announced.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                              SHAREHOLDER SERVICES

     The Fund makes available to its shareholders the following privileges and plans:


AUTOMATIC REINVESTMENT OF DIVIDENDS AND /OR
DISTRIBUTIONS WITHOUT A SALES CHARGE

     For the convenience of investors, all dividends and distributions, if any, will be automatically reinvested in additional full and fractional shares of the Fund. An investor may direct the Transfer Agent in writing not less than five
(5) days prior to the ex-dividend date to receive (i) such dividends in cash and distributions in additional shares or (ii) such dividends and distributions in cash. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such dividend or distribution at net asset value by returning the check or the proceeds to the Transfer Agent within thirty (30) days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.


AUTOMATIC INVESTMENT PLAN

     Under the Fund's Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of the Fund monthly or quarterly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to Automatic Investment Plan participants.

     Further information about this plan and an application form can be obtained from the Fund or the Transfer Agent.


TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS

     Various tax-deferred retirement plans and accounts, including IRAs, Education IRAs, Roth IRAs, SIMPLE IRAs, Simplified Employee Pension-IRA plans and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Fund. Information regarding the establishment of these plans, and the administration, custodial fees and other details are available from the Fund or the Transfer Agent.

     Investors who are considering the adoption of such a plan should consult with their own legal counsel or tax adviser with respect to the establishment and maintenance of any such plan.


SYSTEMATIC WITHDRAWAL PLANS

     A systematic withdrawal plan is available to shareholders through the Transfer Agent. Such withdrawal plan provides for monthly, bimonthly, quarterly or semi-annual checks in any amount, except as provided below, up to the value of the shares in the shareholder's account.

     In the case of shares held through the Transfer Agent (i) a $10,000.00 minimum account value applies, (ii) withdrawals may not be for less than $100.00 and (iii) the shareholder must elect to have all dividends and/or distributions automatically reinvested in additional full and fractional shares at net asset value on shares held under this plan.

     The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The systematic withdrawal plan may be terminated at any time, and the Fund reserves the right to initiate a fee of up to Five Dollars ($5.00) per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered. as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.


REPORTS TO SHAREHOLDERS

     The Fund will send annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund will provide one annual and semi-annual shareholder report and one annual prospectus per household. You may request additional copies of such reports by writing to the Fund at 222 State Street, Portsmouth, NH 03801-3853, telephoning the Fund at 800-767-1729 (toll-free), visiting the Fund's web site at http://www.paxfund.com or visiting the SEC's web site at http://www.sec.gov for such purpose. In addition, monthly unaudited financial data are available upon request from the Fund.


SHAREHOLDER INQUIRIES

     Inquiries  should be  directed  to the  Transfer  Agent at Pax  World  Fund
Family, P.O. Box 8930, Wilmington, DE 19899-8930, or by telephone at 800-372-7827 (toll-free) or, from outside the United States, at 302-791-2844 (collect).

                          INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholders
Pax World Growth Fund, Inc.


     We have audited the statement of assets and liabilities of Pax World Growth Fund, Inc., including the schedule of investments, at December 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights, both for the year then ended and the period March 12, 1997 (the date of incorporation) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pax World Growth Fund, Inc. at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights, both for the year then ended and the period March 12, 1997 (the date of incorporation) to December 31, 1997, in conformity with generally accepted accounting principles.



/s/ PANNELL KERR FORSTER, P.C.

January 19, 1999


                                  PAX WORLD GROWTH FUND, INC.
                              STATEMENT OF ASSETS AND LIABILITIES
                                       December 31, 1998

                                            ASSETS

Investments, at value - note A
     Common stocks (cost - $8,898,780) ........................................   $10,160,526
     Pax World Money Market Fund (cost - $1,779,277) ..........................     1,779,277
                                                                                  -----------
                                                                                   11,939,803

Cash ..........................................................................       429,815

Receivables
     Dividends and interest ...................................................        22,930

Organization costs - note A ...................................................         3,500
Deferred offering costs - note A ..............................................        29,503
Deferred registration fees - note A ...........................................        15,058
                                                                                  -----------
         Total assets .........................................................   $12,440,609
                                                                                  -----------

                                          LIABILITIES

Payables
     Capital stock reacquired .................................................        19,005
     Organization costs, deferred offering costs and deferred registration fees
         payable to Adviser - note A ..........................................        48,061

Accrued expenses ..............................................................         1,452
                                                                                  -----------
         Total liabilities ....................................................        68,518
                                                                                  -----------

              Net assets (equivalent to $11.13 per share based on
                  1,111,771 shares of capital stock outstanding) - note E .....   $12,372,091
                                                                                  -----------

              Net asset value and redemption price per share
                  ($12,372,091 / 1,111,771 shares outstanding).................       $11.13
                                                                                      ------

              Offering price per share.........................................       $11.42
                                                                                      ------

SEE NOTES TO FINANCIAL STATEMENTS.


                                          PAX WORLD GROWTH FUND, INC.
                                            STATEMENT OF OPERATIONS
                                         Year Ended December 31, 1998
Investment (loss)
     Income - note A
         Dividends
              Pax World Money Market Fund..............................    $      4,007
              Other investments........................................          55,304        $      59,311
                                                                           ------------
              Interest.................................................                               12,359
                                                                                               -------------
                       Total income....................................                               71,670

     Expenses
         Investment advisory fee - note B..............................          69,558
         Distribution expenses - note D ...............................         129,787
         Legal fees and related expenses - note B......................          56,264
         Custodian fees - note F.......................................          39,320
         Transfer agent fee............................................          38,334
         Printing and mailing..........................................          36,438
         Registration fees - note A....................................          28,649
         Audit fees....................................................          24,167
         Directors' fees and expenses - note B.........................          18,992
         Amortization of organization costs, deferred offering
              costs and deferred registration fees - note A............          13,732
         Other.........................................................           3,049
         State taxes...................................................             720
                                                                           ------------
              Total expenses...........................................         459,010

              Less: Fees paid indirectly - note F......................          (9,834)
              Expenses assumed by Adviser - notes B and G..............        (328,347)
                                                                           ------------
                    Net expenses.......................................                              120,829
                                                                                               -------------

              Investment (loss), net...................................                              (49,159)
                                                                                               -------------

Realized and unrealized gain on investments - note C
     Net realized gain on investments..................................                                  192
     Unrealized appreciation of investments
         for the year .................................................                            1,481,290
                                                                                               -------------
              Net gain on investments..................................                            1,481,482
                                                                                               -------------

              Net increase in net assets resulting from operations.....                        $   1,432,323
                                                                                               -------------

SEE NOTES TO FINANCIAL STATEMENTS.


                             PAX WORLD GROWTH FUND, INC.
                         STATEMENT OF CHANGES IN NET ASSETS

                                                                        Period
                                                                     March 12, 1997
                                                                      (the date of
                                                        Year Ended  incorporation) to
                                                       December 31,  December 31,
                                                          1998            1997
                                                      ------------    ------------
Increase in net assets
     Operations
         Investment (loss), net ...................   $    (49,159)   $     (6,313)
         Net realized gain on investments .........            192              45
         Change in unrealized appreciation
              (depreciation) of investments
               for the period .....................      1,481,290        (219,544)
                                                      ------------    ------------
              Net increase (decrease) in net assets
                  resulting from operations .......      1,432,323        (225,812)
     Capital share transactions - note E ..........      6,334,540       4,831,040
                                                      ------------    ------------
              Net increase in net assets ..........      7,766,863       4,605,228

Net assets
     Beginning of period ..........................      4,605,228              --
                                                      ------------    ------------
     End of period (net of accumulated investment
         loss, net: $55,472 and $6,313,
         respectively) ............................   $ 12,372,091    $  4,605,228
                                                      ------------    ------------


SEE NOTES TO FINANCIAL STATEMENTS.


                                     PAX WORLD GROWTH FUND, INC.
                                       SCHEDULE OF INVESTMENTS
                                          December 31, 1998

                                                           NUMBER OF                          PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                           SHARES             VALUE          NET ASSETS

             COMMON STOCKS

BIO-TECHNOLOGY
   Amgen, Inc........................................          5,000       $     522,812
   BioChem Pharmaceuticals, Inc. ....................          5,000             143,125
   Centocor, Inc. ...................................         10,000             451,250
   Chiron Corp. .....................................         10,000             261,875
   Genentech, Inc. ..................................          7,000             557,813
                                                                           -------------
                                                                               1,936,875        15.6%
                                                                           -------------

CONSUMER PRODUCTS AND SERVICES
   Crestline Capital Corp. ..........................          2,000              29,250
   General Nutrition Co., Inc. ......................         10,000             162,500
   Host Marriott Corp. ..............................         20,000             276,250
   MediaOne Group, Inc...............................         10,000             470,000
   PETsMART, Inc.....................................         15,000             165,000
   Sony Corp. ADR....................................          5,000             358,750
   Sylvan Learning Systems, Inc. ....................         10,000             305,000
                                                                           -------------
                                                                               1,766,750        14.3
                                                                           -------------

DATA/NETWORK PRODUCTS AND SERVICES
   AVT Corp. ........................................        10,000              290,000
   Netscape Communications Corp.  ...................        10,000              607,500
   Network Associates Inc. ..........................         6,000              397,500
   Tellabs, Inc......................................         3,000              205,688
                                                                           -------------
                                                                               1,500,688        12.1
                                                                           -------------

ELECTRONIC SYSTEMS AND SERVICES
   Electro Scientific Industries, Inc. ..............         5,000              226,562
   Robotic Vision Systems, Inc.  ....................        20,000               56,250
   Sanmina Corp.  ...................................         5,000              312,500
   Symbol Technologies, Inc..........................         5,000              319,688
                                                                           -------------
                                                                                 915,000         7.4
                                                                           -------------

ENERGY
   Baker Hughes, Inc. ...............................         7,770              137,432
   EEX Corp.  .......................................        10,000               70,000
   Enron Corp.   ....................................         5,000              285,313
   R&B Falcon Corp...................................         5,000               38,125
                                                                           -------------
                                                                                 530,870         4.3
                                                                           -------------

PAX WORLD GROWTH FUND, INC.
SCHEDULE OF INVESTMENTS, CONTINUED

                                                           NUMBER OF                          PERCENT OF
NAME OF ISSUER AND TITLE OF ISSUE                           SHARES             VALUE          NET ASSETS

               COMMON STOCKS, CONTINUED
FINANCIAL
   MONY Group, Inc. .................................         4,000        $     125,250
   Unum Corp.........................................        10,000              583,750
                                                                           -------------
                                                                                 709,000        5.7%
                                                                           -------------

HEALTH CARE SERVICES
   HBO & Co. ........................................        10,000              286,875
   Sunrise Assisted Living, Inc......................        10,000              518,750
                                                                           -------------
                                                                                 805,625        6.5
                                                                           -------------

INDUSTRIAL - COMMERCIAL
   Airborne Freight.................................         12,000              432,750        3.5
                                                                           -------------

MEDICAL DEVICES
   Steris Corp......................................         10,000              284,375        2.3
                                                                           -------------

PHARMACEUTICALS
   INCYTE Pharmaceuticals, Inc......................          7,500              280,312        2.3
                                                                           -------------

SATELLITE SYSTEMS
   GM Hughes Electronics............................         10,000              396,875        3.2
                                                                           -------------

TELECOMMUNICATIONS
   Nextel Communications, Inc........................        10,000              236,250
   Telefonos de Mexico "L" ADS.......................         7,500              365,156
                                                                           -------------
                                                                                 601,406        4.9
                                                                           -------------     ------

     TOTAL COMMON STOCKS                                                      10,160,526       82.1
                                                                           -------------     ------

           MONEY MARKET SHARES

Pax World Money Market Fund                               1,779,277            1,779,277       14.4
                                                                           -------------     ------

     TOTAL INVESTMENTS                                                        11,939,803       96.5

Cash, receivables and deferred costs less
   liabilities                                                                   432,288        3.5
                                                                           -------------     ------

     NET ASSETS                                                            $  12,372,091      100.0%
                                                                           -------------     ------

SEE NOTES TO FINANCIAL STATEMENTS.

                           PAX WORLD GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1998

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     Pax World Growth Fund, Inc. ("Fund"), incorporated in Delaware on March 12, 1997, is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on June 9, 1997 with the issuance of 10,000 shares of capital stock to Pax World Management Corp., the Fund's Adviser ("Adviser"). Investment operations commenced July 9, 1997.

     The Fund's policy is to invest in securities of companies producing goods and services that improve the quality of life and that are not, to any degree, engaged in manufacturing defense or weapons-related products. Its investment objective is long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities (common stock, securities convertible into common stock and preferred stock) of established companies with above-average growth prospects. Current income, if any, is incidental.

VALUATION OF INVESTMENTS
     Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system are valued using quotations obtained from the market maker where the security is traded most extensively. Shares in money market funds are valued at $1 per share.

INVESTMENT TRANSACTIONS
     Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses are determined on the identified cost basis, which is also used for Federal income tax purposes.

INVESTMENT INCOME
     Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

ORGANIZATION COSTS
     Costs incurred in connection with the organization of the Fund ($5,000) were paid by the Adviser. These costs were capitalized and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. The costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $1,000 for the year ended December 31, 1998 is included on the statement of operations. Reference is made to note G.

DEFERRED OFFERING COSTS
     Costs incurred in connection with the initial offering of the Fund's shares ($42,148) were paid by the Adviser. These costs were capitalized by the Fund and are being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $8,430 for the year ended December 31, 1998 is included on the statement of operations. Reference is made to note G.

DEFERRED REGISTRATION FEES
     Initial state registration fees were paid by the Adviser. The portion of the fees incurred for the initial registration of the Fund with the 50 states and the Commonwealth of Puerto Rico ($21,511), as distinguished from the portion which represents the recurring, annual fee, was capitalized by the Fund and is being amortized on a straight-line basis over 60 months from July 9, 1997, the date investment operations commenced; a corresponding payable to the Adviser was recorded by the Fund. These costs will be repaid to the Adviser in accordance with the amortization schedule. Amortization expense of $4,302 for the year ended December 31, 1998 is included on the statement of operations. Reference is made to note G.

     All recurring, annual fees are included on the statement of operations.

REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. The Fund's repurchase agreements will be fully collateralized at all times by obligations issued or guaranteed by U.S. Government agencies and instrumentalities (other than the U.S. Treasury) in an amount at least equal to the purchase price of the underlying securities (including accrued interest earned thereon). In the

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS, CONTINUED


event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. The Fund has not experienced any such losses. There were no repurchase agreements outstanding at December 31, 1998.

FEDERAL INCOME TAXES
     The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders, if any, are recorded by the Fund on the ex-dividend dates. There were no distributions made in either 1998 or 1997 because (1) there was a net investment loss for both 1998 and the period July 9, 1997 to December 31, 1997 and (2) capital gains for the same periods were $192 and $45, respectively.

ACCOUNTING ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser furnishes investment advisory services in connection with the management of the Fund. Under the Agreement, the Adviser, subject to the supervision of the Board of Directors of the Fund, is responsible for managing the assets of the Fund in accordance with its investment objectives, investment program and policies. The Adviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. In the event that the average net assets of the Fund are less than $5,000,000, the Adviser will be compensated by the Fund for its services at an annual rate of $25,000; in the event that average net assets of the Fund are equal to or in excess of $5,000,000, the annual investment advisory fee will be 1% of its average daily net assets on the first $25,000,000 and 3/4% of its average daily net assets in excess of that amount. Two officers, who are also directors of the Fund, are also officers and directors of the Adviser and H.G. Wellington Capital
Management, a division of H.G. Wellington & Co., Inc. ("Sub-Adviser"). Another officer of the Fund, who is not a director of the Fund, is also an officer and director of the Adviser. Two other officers of the Fund, who are not directors of the Fund, are also officers of the Adviser.

     The Adviser has agreed to supply and pay for such services as are deemed by the Board of Directors of the Fund to be necessary or desirable and proper for the continuous operations of the Fund (excluding all taxes and charges of governmental agencies and brokerage commissions incurred in connection with portfolio transactions) which are in excess of 1.5% of the average daily net asset value of the Fund per annum. Such expenses include (i) management, distribution and sub-advisory fees; (ii) the fees of affiliated and unaffiliated Directors; (iii) the fees of the Fund's Custodian and Transfer Agent; (iv) the fees of the Fund's legal counsel and independent accountants; (v) the reimbursement of organization expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders. The Adviser was required to supply and assume a total of $286,966 and $159,152, respectively, for such services for 1998 and the period March 12, 1997 (the date of incorporation) to December 31, 1997. Additionally, the Adviser assumed, on a voluntary basis, expenses of $41,381 and $17,121, respectively, for 1998 and the period March 12, 1997 (the date of incorporation) to December 31, 1997. Reference is made to note G.

     Pursuant to the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser furnishes investment advisory services in connection with the management of the Fund, determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. The Sub-Adviser is compensated by the Adviser without reimbursement from the Fund.

PAX WORLD GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS, CONTINUED


     All Directors are paid by the Fund for attendance at directors' meetings.

     During 1998, the Fund incurred legal fees and related expenses of $56,264 with Bresler Goodman & Unterman, LLP, general counsel for the Fund. Mr. Lee Unterman, a partner with that firm, is Secretary of the Fund.

     All of the Adviser's capital stock is currently owned by four siblings whose family has an ownership interest in the Sub-Adviser, which is a division of the brokerage firm which the Fund utilizes to execute security transactions. Brokerage commissions paid to this firm during 1998 and the period July 9, 1997 (the date investment operations commenced) to December 31, 1997 totaled $20,799 and $7,700, respectively (31.1% and 30.9% of total commissions for the respective periods).

     At the June 11, 1998 Annual Meeting, the shareholders approved changes to the Fund's investment policies to permit the Fund to invest in the Pax World Money Market Fund, which is also managed by the Adviser.

NOTE C - INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of investments, excluding short-term investments, aggregated $11,659,977 and $6,965,615, respectively, for 1998. There were no U.S. Government agency bonds purchased or sold during the period.

     Net realized gain or loss on sales of investments is determined on the basis of identified cost. If determined on an average cost basis, the net realized gain for 1998 would have been approximately the same.

     For Federal income tax purposes, the identified cost of investments owned at December 31, 1998 was $10,678,057. Gross unrealized appreciation and depreciation of investments aggregated $1,941,891 and $680,145, respectively, at December 31, 1998, resulting in net unrealized appreciation of $1,261,746.

NOTE D - DISTRIBUTION EXPENSES

     The Fund maintains a distribution expense plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, pursuant to which the Fund incurs the expenses of distributing the Fund's shares. These expenses include (but are not limited to) advertising expenses, the cost of printing and mailing prospectuses to potential investors, commissions and account servicing fees paid to, or on account of, broker-dealers or certain financial institutions which have entered into agreements with the Fund, compensation to and expenses incurred by officers, directors and/or employees of the Fund for their distributional services and indirect and overhead costs associated with the sale of Fund shares (including, but not limited to, travel and telephone expenses). The Plan provides that (i) up to twenty-five one hundredths of one percent (.25%) of the average daily net assets of the Fund per annum may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (ii) total distribution fees (including the service fee of .25%) may not exceed thirty-five one hundredths of one percent (.35%) of the average daily net assets of the Fund per annum. The Plan may be terminated at any time, without penalty, by (a) the vote of a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or
(b) the vote of the holders of a majority of the outstanding shares of the Fund. If the Plan is terminated, the payment of fees to third parties would be discontinued at that time.

NOTE E - CAPITAL AND RELATED TRANSACTIONS

     Transactions in capital stock were as follows:

                                                               Period June 9, 1997
                                                               (the date operations
                                      Year Ended                  commenced) to
                                   December 31, 1998            December 31, 1997
                              --------------------------    --------------------------
                                 Shares        Dollars        Shares         Dollars
                              -----------    -----------    -----------    -----------
Shares sold ...............       772,823    $ 7,699,550        482,291    $ 4,885,876

Shares redeemed ...........      (137,836)    (1,365,010)        (5,507)       (54,836)
                              -----------    -----------    -----------    -----------

Net increase ..............       634,987    $ 6,334,540        476,784    $ 4,831,040
                              -----------    -----------    -----------    -----------

PAX WORLD GROWTH FUND, INC
NOTES TO FINANCIAL STATEMENTS, CONTINUED

The components of net assets at December 31, 1998, are as follows:
     Paid-in capital (25,000,000 shares of $1 par value authorized)   $ 11,165,580
     Accumulated net investment (loss) ............................        (55,472)
     Undistributed capital gains ..................................            237
     Net unrealized appreciation of investments ...................      1,261,746
                                                                      ------------

          Net assets ...............................................  $ 12,372,091
                                                                      ------------

NOTE F - CUSTODIAN BANK AND CUSTODIAN FEES

     State Street Bank and Trust Company is the custodian bank for the Fund's assets. The custodian fees charged by the bank are reduced, pursuant to an expense offset arrangement, by an earnings credit which is based upon the average cash balances maintained at the bank. If the Fund did not have such an offset arrangement, it could have invested the amount of the offset in an income-producing asset.


NOTE G - EXPENSES ASSUMED BY ADVISER

     The Adviser has assumed certain expenses incurred by the Fund, some in accordance with the Advisory Agreement (note B) and others on a voluntary basis, as follows:

      Expenses assumed by the Adviser in accordance with the Advisory Agreement, including amortization of the organization costs for the period ($1,000)....... $  286,966

      Expenses assumed by the Adviser on a voluntary basis

         Recurring registration fees...................................................     28,649
         Amortization of deferred offering costs.......................................      8,430
         Amortization of deferred registration fees....................................      4,302
                                                                                        ----------

         Total expenses assumed by Adviser............................................. $  328,347
                                                                                        ----------

     The expenses assumed on a voluntary basis had the effect of reducing the ratio of net expenses (after subtracting the expenses assumed by the Adviser in accordance with the Advisory Agreement) to average net assets from 2.00% to 1.49% for 1998. (The ratio of total expenses to average net assets which is required disclosure in the financial highlights is based upon total expenses for the year after subtracting the expenses assumed by the Adviser but before the reduction of custodian fees for the income earned pursuant to an expense offset arrangement. This ratio is 1.62% for 1998.)

     Reference is made to notes A and B.


NOTE H - YEAR 2000 (Unaudited)

     State Street Bank and Trust Company (the custodian), PFPC, Inc. (the transfer agent) and the Adviser all currently use a wide variety of computer programs and devices which represent the calendar year portion of dates by their last two digits. These programs and devices are critical to the Fund's operations. Calculations performed with these truncated date fields may not work properly with dates from 2000 and beyond.

     These entities are in the process of executing detailed plans to modify or replace significant applications as necessary to ensure Year 2000 compliance. All necessary systems modifications and testing are expected to be completed by mid-1999. The Fund does not expect to incur any costs relating to the year 2000 conversion.

                              FINANCIAL HIGHLIGHTS

     The following per share data, ratios and supplemental data have been derived from information provided in the financial statements and the Fund's underlying financial records.

1. PER SHARE COMPONENTS OF THE NET CHANGE DURING THE PERIOD IN NET ASSET VALUE (BASED UPON AVERAGE NUMBER OF SHARES OUTSTANDING).

                                                                                       Period June 9, 1997
                                                                                      (the date operations
                                                                     Year Ended           commenced) to
                                                                  December 31, 1998     December 31, 1997
                                                                  -----------------     -----------------
   Net asset value, beginning of period....................          $   9.66               $  10.00
                                                                     --------               --------

      Gain (loss) from investment operations
         Investment (loss), net............................             (.04)                  (.01)
         Realized and unrealized gain (loss) on
            investments, net...............................              1.51                  (.33)
                                                                         ----                  ----
               Gain (loss) from investment operations......              1.47                  (.34)
                                                                         ----                  ----

   Net asset value, end of period..........................          $  11.13               $   9.66
                                                                     --------               --------

2.  TOTAL RETURN ..........................................            15.22%                (3.40)%

3.  RATIOS AND SUPPLEMENTAL DATA

      Ratio of total expenses to average net
         assets (A)(B).....................................             1.62%                  1.49%

      Ratio of investment (loss), net, to average net
         assets (A)........................................            (.61)%                 (.56)%

      Portfolio turnover rate..............................            96.72%                 50.79%

      Net assets, end of period ('000s)....................          $ 12,372               $  4,605

      Number of capital shares outstanding, end
         of period ('000s).................................             1,112                    477

   (A) These ratios for the period ended December 31, 1997 have been annualized.
   (B) Total expenses, net of expenses assumed by the Adviser.

                                     PART C

                               OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

         (a)      Financial Statements:

                  (i)      Financial   Statements  included  in  the  Prospectus
                           constituting  Parts  A  and  B of  this  Registration
                           Statement:

                                    Part A - Financial Highlights

                                    Part B - Statements of Assets and
                                             Liabilities, Operations, Changes in
                                             Net Assets, Notes to Financial
                                             Statements, all as of December 31,
                                             1998, and Independent Auditors'
                                             Report.

         (b)      Exhibits:

                  (i) Articles of Incorporation. Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 18, 1997 --Registration No. 333-23549 ("Registration Statement").

                  (ii) By-Laws. Incorporated by reference to the Registration Statement.

                  (iii) Instruments Defining Rights of Security Holders. Incorporated by reference to the Registration Statement.

                  (iv)     Investment Advisory Contracts.

                                    (A)     Form of Advisory Agreement between
                                            the Registrant and Pax World
                                            Management Corp. Incorporated by
                                            reference to the Registration
                                            Statement.

                                    (B)     Form of Sub-Advisory Agreement
                                            between Pax World Management Corp.
                                            and H. G. Wellington & Co., Inc.
                                            Incorporated by reference to the
                                            Registration Statement.

                  (v) Underwriting Contracts. Form of Distribution Agreement between Pax World Management Corp. and H.
                           G. Wellington & Co., Inc.

                  (vi)     Bonus or Profit Sharing Contracts.  Not Applicable.

                  (vii)    Custodian Agreements.

                                    (A)     Form of Custodian Contract between
                                            the Registrant and State Street Bank
                                            and Trust Company. Incorporated by
                                            reference to Pre-Effective Amendment
                                            No. 1 to the Registrant's
                                            Registration Statement on Form N-1A
                                            filed with the Securities and
                                            Exchange Commission on May 27, 1997
                                            -- Registration No. 333-23549
                                            ("Pre-Effective Amendment No. 1").

                                    (B)     Form of Data Access Services
                                            Addendum to Custodian Agreement
                                            between the Registrant and State
                                            Street Bank and Trust Company.
                                            Incorporated by reference to
                                            Pre-Effective Amendment No. 1.

                  (viii) Other Material Contracts. Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc. Incorporated by reference to Pre-Effective Amendment No. 1.

                  (ix) Legal Opinion. Incorporated by reference to Pre-Effective Amendment No. 1. Representation and Consent of Counsel is filed herewith.

                  (x) Other Opinions. Consent of Certified Independent Public Accountants.

                  (xi)     Omitted Financial Statements.  Not Applicable.

                  (xii) Initial Capital Agreements. Form of Purchase Agreement. Incorporated by reference to Pre-Effective Amendment No. 1.

                  (xiii) Rule 12b-1 Plan. Form of Distribution and Service Plan. Incorporated by reference to Pre-Effective Amendment No. 1.

                  (xiv)    Financial Data Schedule.

                  (xv)     Rule 18f-3 Plan.  Not Applicable.

Item 24. Persons Controlled by or under Common Control with the Fund.

         None.

Item 25. Indemnification.

         As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Section 8.04 of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 145 of the General Corporation Law of the State of Delaware permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant.

         Section 8 of the Advisory Agreement (Exhibit 5 to the Registration Statement) and Section 7 of the Sub-Advisory Agreement (Exhibit 5 to the Registration Statement) limit the liability of the Adviser and the Sub-Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their obligations and duties under the Advisory and Sub-Advisory Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

         Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section 17(h) advances will be limited in the following respect:

         (i) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

         (ii) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

         (iii) Such promise must be secured by a surety bond or other suitable insurance; and

         (iv) Such surety bond or other insurance must be paid for by the recipient of such advance.

Item 26. Business and Other Connections of the Investment Adviser.

         See  "Fund   Highlights   --  Who  Advises  the  Fund?"  and  "Adviser;
Sub-Adviser" in the Prospectus constituting Part A of this Registration Statement and "Adviser; Sub-Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

         The business and other connections of the Adviser's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 222 State Street, Portsmouth, NH 03801.

                                    Position(s) Held with the
Name                                        Adviser                             Principal Occupation(s)
----                                -------------------------                   -----------------------
Katherine Shadek Boyle              Senior Vice President;             Senior Vice President, Pax World
                                    Director                           Management Corp.

Thomas W. Grant                     President; Director                President, Pax World Management Corp.;
                                                                       Vice Chairman of the Board and President,
                                                                       Pax World Fund, Incorporated; President,
                                                                       Pax World Growth Fund, Inc.; President,
                                                                       Pax World Money Market Fund, Inc.;
                                                                       President, H. G. Wellington & Co., Inc.

James M. Shadek                     Senior Vice President for          Senior Vice President for Social Research
                                    Social Research; Secretary;        and Secretary, Pax World Management
                                    Director                           Corp.; Treasurer, Pax World Growth Fund,
                                                                       Inc.; Account Executive, H. G. Wellington
                                                                       & Co., Inc.


Laurence A. Shadek                  Chairman of the Board;             Chairman of the Board, Pax World
                                    Director                           Management Corp.; Chairman of the Board,
                                                                       Pax World Fund, Incorporated;
                                                                       Chairman of the Board, Pax World
                                                                       Growth Fund, Inc.; Executive Vice
                                                                       President, Pax World Money Market Fund,
                                                                       Inc.; Executive Vice President, H. G.
                                                                       Wellington & Co., Inc.

Thomas F. Shadek                    Senior Vice President              Senior Vice President - Marketing, Pax
                                    - Marketing; Director              World Management Corp.

Item 27. Principal Underwriters

         Not applicable.

Item 28. Location of Accounts and Records

         The accounts, books and other documents relating to shareholder accounts and activity required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by PFPC, Inc. and are located at 400 Bellevue Parkway, Wilmington, DE 19809-3853. All other accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Fund at 222 State Street, Portsmouth, NH 03801and by the State Street Bank and Trust Company at 225 Franklin Street,
Boston MA 02110. The Applicant's corporate minute books are kept at the law offices of Bresler, Goodman & Unterman, LLP, 521 Fifth Avenue, New York, NY 10175.

Item 29. Management Services

         Other than as set forth under the captions "Fund Highlights -- Who Manages the Fund?" and "Management of the Fund" in the Prospectus and the captions "Management of the Fund" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registrant's Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registrations statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 25th day of February, 1999.

                                            PAX WORLD FUND, INCORPORATED


                                            By: /s/ THOMAS W. GRANT
                                               ---------------------------------
                                                    Thomas W. Grant
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                       Title                      Date
             ---------                       -----                      ----


/s/ LAURENCE A. SHADEK                   Chairman of the Board,        2/25/99
---------------------------------        Director
    Laurence A. Shadek

/s/ THOMAS W. GRANT                      President, Director           2/25/99
---------------------------------
    Thomas W. Grant

/s/ JAMES M. SHADEK                      Treasurer                     2/25/99
---------------------------------
    James M. Shadek

/s/ CARL H. DOERGE, JR.                  Director                      2/25/99
---------------------------------
    Carl H. Doerge, Jr.

/s/ JOHN L. KIDDE                        Director                      2/25/99
---------------------------------
    John L. Kidde

/s/ JOY L. LIECHTY                       Director                      2/25/99
---------------------------------
    Joy L. Liechty

/s/ NANCY S. TAYLOR                      Director                      2/25/99
---------------------------------
    Nancy S. Taylor

                           PAX WORLD GROWTH FUND, INC.

                                  Exhibit Index


         1.       Articles of Incorporation.*

         2.       By-Laws.*

         3.       Instruments defining rights of security holders.*

         4(a). Form of Advisory Agreement between the Registrant and Pax World Management Corp.*

         4(b). Form of Sub-Advisory Agreement between Pax World Management Corp. and H. G. Wellington & Co., Inc.*

         5.       Form of Distribution Agreement between the Registrant and H.
                  G. Wellington & Co., Inc.**

         6.       Not Applicable.

         7(a). Form of Custodian Contract between the Registrant and State Street Bank and Trust Company.*

         7(b). Form of Data Access Services Addendum to Custodian Agreement between the Registrant and State Street Bank and Trust Company.*

         8. Form of Transfer Agency Services Agreement between the Registrant and PFPC, Inc.*

         9.       Representation and Consent of Counsel.**

         10.      Consent of Certified Independent Public Accountants.**

         11.      Not Applicable.

         12.      Form of Purchase Agreement.*

         13.      Form of Distribution and Service Plan.*

         14.      Financial Data Schedule.**

         15.      Not Applicable.

------------

*        Previously filed and not filed herewith.
**       Filed herewith.